UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Corporate Bond Fund

April 30, 2013

		Principal	Value
		Amount[o]	(U.S. $)
Convertible Bonds – 1.40%
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	USD	3,555,000	$3,163,950
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35		5,500,000	5,616,875
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27		1,575,000	1,666,547
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		2,607,000	2,633,070
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15		3,443,000	3,819,578
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		3,172,000	3,227,510
PHH 4.00% exercise price $25.80, expiration date 8/27/14		1,817,000	1,997,564
Steel Dynamics 5.125% exercise price $17.25, expiration date 6/15/14		471,000	523,104
#WellPoint 144A 2.75% exercise price $75.47, expiration date 10/15/42		1,195,000	1,431,013
Total Convertible Bonds (cost $22,091,953)			24,079,211

Corporate Bonds – 88.28%
Banking – 9.58%
AgriBank 9.125% 7/15/19		4,517,000	6,100,859
Bank of America 2.00% 1/11/18		4,415,000	4,434,073
*Barclays Bank 7.625% 11/21/22		12,660,000	12,944,849
#BBVA Banco Continental 144A 3.25% 4/8/18		3,010,000	3,025,050
BBVA U.S. Senior 4.664% 10/9/15		7,400,000	7,694,513
•Citigroup 5.35% 5/29/49		6,440,000	6,488,210
City National 5.25% 9/15/20		3,025,000	3,444,955
•Fifth Third Capital Trust IV 6.50% 4/15/37		8,670,000	8,729,563
#•HBOS Capital Funding 144A 6.071% 6/29/49		9,300,000	8,614,125
JPMorgan Chase
3.375% 5/1/23		8,140,000	8,136,557
•5.15% 12/29/49		4,900,000	4,991,875
KeyBank 6.95% 2/1/28		4,700,000	5,930,761
Morgan Stanley 2.125% 4/25/18		10,590,000	10,625,879
•National City Bank 0.651% 6/7/17		2,030,000	2,009,264
PNC Bank
6.875% 4/1/18		3,051,000	3,791,356
•8.25% 5/29/49		3,112,000	3,133,809
Regions Financial 2.00% 5/15/18		4,160,000	4,149,484
•Regions Financing Trust II 6.625% 5/15/47		8,860,000	9,015,050
Santander Holdings USA 4.625% 4/19/16		1,900,000	2,041,257
#Standard Chartered 144A 3.95% 1/11/23		12,910,000	13,215,966
•SunTrust Bank 0.578% 8/24/15		3,630,000	3,577,848
SVB Financial Group 5.375% 9/15/20		3,785,000	4,341,376
UBS 7.625% 8/17/22		10,235,000	11,888,248
•USB Capital IX 3.50% 10/29/49		5,707,000	5,364,580
#•USB Realty 144A 1.424% 12/22/49		400,000	359,000
•Wachovia 0.647% 10/15/16		2,730,000	2,698,250
Zions Bancorporation
4.50% 3/27/17		2,400,000	2,625,473
5.50% 11/16/15		1,823,000	1,915,350
7.75% 9/23/14		3,646,000	3,958,542
			165,246,122
Basic Industry – 7.04%
ArcelorMittal 10.35% 6/1/19		3,390,000	4,311,273
Barrick Gold
#144A 2.50% 5/1/18		2,880,000	2,897,130
*3.85% 4/1/22		6,495,000	6,533,847
#144A 4.10% 5/1/23		3,040,000	3,052,391
CF Industries
6.875% 5/1/18		9,165,000	11,044,778
7.125% 5/1/20		4,200,000	5,258,686
#Clearwater Paper 144A 4.50% 2/1/23		7,060,000	7,060,000
Dow Chemical 8.55% 5/15/19		4,420,000	5,966,996
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23		10,025,000	10,125,240

Georgia-Pacific 8.00% 1/15/24		10,540,000	14,869,304
#Gerdau Trade 144A 4.75% 4/15/23		5,520,000	5,562,697
International Paper
6.00% 11/15/41		4,030,000	4,923,181
9.375% 5/15/19		1,151,000	1,596,832
Lubrizol
5.50% 10/1/14		2,105,000	2,254,788
8.875% 2/1/19		2,765,000	3,840,198
LyondellBasell Industries 5.75% 4/15/24		3,435,000	4,147,216
#PhosAgro 144A 4.204% 2/13/18		5,308,000	5,440,700
#Polyus Gold International 144A 5.625% 4/29/20		4,435,000	4,541,928
Praxair 1.25% 11/7/18		3,765,000	3,769,879
Rock Tenn 4.00% 3/1/23		3,170,000	3,300,639
#Sappi Papier Holding 144A 6.625% 4/15/21		7,845,000	8,276,475
#Taminco Global Chemical 144A 9.75% 3/31/20		2,310,000	2,633,400
			121,407,578
Brokerage – 2.38%
#Carlyle Holdings II Finance 144A 5.625% 3/30/43		9,240,000	9,543,395
E Trade Financial 6.375% 11/15/19		3,500,000	3,780,000
Jefferies Group
5.125% 1/20/23		1,570,000	1,706,961
6.45% 6/8/27		5,627,000	6,336,762
6.50% 1/20/43		1,575,000	1,738,039
6.875% 4/15/21		3,395,000	4,068,320
Lazard Group 6.85% 6/15/17		8,495,000	9,779,715
#Nuveen Investments 144A 9.50% 10/15/20		3,765,000	4,075,613
			41,028,805
Capital Goods – 2.09%
#Algeco Scotsman Global Finance 144A
*8.50% 10/15/18		1,775,000	1,925,875
10.75% 10/15/19		8,880,000	9,079,799
#Cemex 144A
5.875% 3/25/19		3,309,000	3,375,180
9.50% 6/15/18		920,000	1,053,400
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		5,095,000	5,629,975
#Sealed Air 144A 5.25% 4/1/23		1,845,000	1,914,188
United Rentals North America 10.25% 11/15/19		935,000	1,086,938
#URS 144A 3.85% 4/1/17		7,130,000	7,512,824
#Votorantim Cimentos 144A 7.25% 4/5/41		3,840,000	4,406,400
			35,984,579
Communications – 11.71%
American Tower 3.50% 1/31/23		10,000,000	10,123,270
#American Tower Trust I 144A
1.551% 3/15/18		2,660,000	2,698,933
3.07% 3/15/23		6,650,000	6,840,233
Bell Canada 3.35% 3/22/23	CAD	3,595,000	3,651,060
#Brasil Telecom 144A 5.75% 2/10/22	USD	8,604,000	9,098,730
#CC Holdings GS V 144A 3.849% 4/15/23		2,860,000	2,955,375
CenturyLink 5.80% 3/15/22		5,395,000	5,720,540
#Clearwire Communications 144A 12.00% 12/1/15		2,830,000	3,033,406
#Cox Communications 144A 2.95% 6/30/23		7,500,000	7,499,648
#Crown Castle Towers 144A 4.883% 8/15/20		4,360,000	5,039,859
CSC Holdings 6.75% 11/15/21		3,865,000	4,435,088
#Deutsche Telekom International Finance 144A 4.875% 3/6/42		6,260,000	6,713,963
*#Digicel 144A 6.00% 4/15/21		3,955,000	3,974,775
#Digicel Group 144A 10.50% 4/15/18		775,000	862,188
DISH DBS 5.875% 7/15/22		1,700,000	1,742,500
Intelsat Bermuda 11.25% 2/4/17		1,448,000	1,543,930
#Intelsat Luxembourg 144A
7.75% 6/1/21		5,290,000	5,594,175
8.125% 6/1/23		2,275,000	2,431,406
Interpublic Group 3.75% 2/15/23		6,200,000	6,249,730
#Lynx I 144A 5.375% 4/15/21		635,000	681,038
#MDC Partners 144A 6.75% 4/1/20		3,880,000	4,054,600
#Nara Cable Funding 144A 8.875% 12/1/18		7,005,000	7,530,375
#Qtel International Finance 144A
3.25% 2/21/23		3,455,000	3,420,450
4.50% 1/31/43		515,000	510,494
Qwest 6.75% 12/1/21		3,430,000	4,043,558
#SBA Tower Trust 144A 2.24% 4/15/18		4,945,000	4,974,942

#SES 144A 3.60% 4/4/23	7,395,000	7,701,856
#Softbank 144A 4.50% 4/15/20	4,455,000	4,622,000
Sprint Capital 6.875% 11/15/28	990,000	1,017,225
#Sprint Nextel 144A 7.00% 3/1/20	2,540,000	2,895,600
#TBG Global Pte 144A 4.625% 4/3/18	2,525,000	2,559,593
#Telefonica Chile 144A 3.875% 10/12/22	7,875,000	7,803,936
Telefonica Emisiones
3.192% 4/27/18	5,190,000	5,259,120
4.57% 4/27/23	1,895,000	1,948,577
Time Warner Cable
5.85% 5/1/17	3,250,000	3,795,727
8.25% 4/1/19	4,481,000	5,887,671
#Univision Communications 144A 8.50% 5/15/21	7,740,000	8,668,800
#VimpelCom 144A 7.748% 2/2/21	5,250,000	6,017,813
Virgin Media Secured Finance 6.50% 1/15/18	10,595,000	11,336,649
#Vivendi 144A 6.625% 4/4/18	5,377,000	6,361,776
Vodafone Group 2.95% 2/19/23	7,050,000	7,109,706
#Wind Acquisition Finance 144A
7.25% 2/15/18	940,000	996,400
11.75% 7/15/17	2,445,000	2,634,488
		202,041,203
Consumer Cyclical – 8.85%
#ADT 144A 4.125% 6/15/23	8,550,000	8,994,369
Amazon.com 2.50% 11/29/22	5,850,000	5,756,687
Brinker International 5.75% 6/1/14	3,000,000	3,144,507
Chrysler Group 8.25% 6/15/21	4,975,000	5,733,688
#Corrections Corporation of America 144A 4.625% 5/1/23	10,075,000	10,528,374
#Daimler Finance North America 144A 2.25% 7/31/19	6,075,000	6,137,560
Dollar General
1.875% 4/15/18	4,295,000	4,323,789
3.25% 4/15/23	5,890,000	5,919,326
4.125% 7/15/17	1,155,000	1,265,441
Ford Motor 7.45% 7/16/31	1,360,000	1,816,385
Ford Motor Credit
5.00% 5/15/18	4,780,000	5,342,295
5.875% 8/2/21	6,845,000	8,000,449
#Geo Group 144A 5.125% 4/1/23	6,860,000	7,125,825
Historic TW 6.875% 6/15/18	5,285,000	6,618,823
Host Hotels & Resorts
3.75% 10/15/23	1,390,000	1,421,275
4.75% 3/1/23	3,825,000	4,178,813
5.25% 3/15/22	4,520,000	5,062,400
5.875% 6/15/19	2,055,000	2,283,619
#Hyundai Capital America 144A 2.125% 10/2/17	4,500,000	4,515,467
#Jaguar Land Rover Automotive 144A 5.625% 2/1/23	2,965,000	3,113,250
MGM Resorts International 11.375% 3/1/18	2,180,000	2,828,550
NIKE 3.625% 5/1/43	8,005,000	7,915,296
Quiksilver 6.875% 4/15/15	1,105,000	1,107,785
#QVC 144A 4.375% 3/15/23	16,730,000	17,168,024
Ryland Group 8.40% 5/15/17	358,000	430,495
#SACI Falabella 144A 3.75% 4/30/23	3,835,000	3,852,258
TJX 2.50% 5/15/23	2,925,000	2,937,680
#Wesfarmers 144A 1.874% 3/20/18	4,705,000	4,779,720
Western Union 2.875% 12/10/17	6,425,000	6,581,712
Wyndham Worldwide 2.50% 3/1/18	3,650,000	3,683,741
		152,567,603
Consumer Non-Cyclical – 5.78%
#ARAMARK 144A 5.75% 3/15/20	2,755,000	2,899,638
Constellation Brands
3.75% 5/1/21	2,155,000	2,195,406
4.25% 5/1/23	2,070,000	2,129,513
#Corp Lindley 144A 4.625% 4/12/23	2,970,000	3,021,975
#Cosan Luxembourg 144A 5.00% 3/14/23	2,440,000	2,491,240
Energizer Holdings 4.70% 5/24/22	10,200,000	11,019,559
#*ESAL 144A 6.25% 2/5/23	4,675,000	4,670,325
HCA Holdings 7.75% 5/15/21	1,155,000	1,312,369
#Heinz (H.J.) Finance 144A 7.125% 8/1/39	2,105,000	2,410,225
Ingredion 1.80% 9/25/17	6,925,000	6,967,935
Mattel 5.45% 11/1/41	8,420,000	9,631,773
Molson Coors Brewing 5.00% 5/1/42	6,865,000	7,624,111

#Mylan 144A 3.125% 1/15/23	4,350,000	4,340,787
#Pernod-Ricard 144A
5.50% 1/15/42	1,205,000	1,402,988
5.75% 4/7/21	13,120,000	15,802,554
St. Jude Medical 3.25% 4/15/23	12,375,000	12,770,653
#Zoetis 144A 3.25% 2/1/23	8,780,000	9,033,373
		99,724,424
Electric – 12.33%
AES 7.375% 7/1/21	5,035,000	6,016,825
Ameren Illinois 9.75% 11/15/18	7,971,000	11,241,174
#American Transmission Systems 144A 5.25% 1/15/22	2,820,000	3,314,366
#APT Pipelines 144A 3.875% 10/11/22	11,935,000	12,071,405
CenterPoint Energy 5.95% 2/1/17	5,155,000	5,986,502
ComEd Financing III 6.35% 3/15/33	7,500,000	7,950,000
El Paso Electric 3.30% 12/15/22	2,830,000	2,876,684
#•Electricite de France 144A 5.25% 12/29/49	14,500,000	14,612,709
#Enel Finance International 144A 6.25% 9/15/17	5,200,000	5,868,559
Entergy Louisiana 3.30% 12/1/22	3,690,000	3,790,803
Exelon Generation 4.25% 6/15/22	6,065,000	6,475,837
•FPL Group Capital
6.35% 10/1/66	5,445,000	5,782,933
6.65% 6/15/67	6,105,000	6,568,791
Great Plains Energy 5.292% 6/15/22	11,045,000	12,764,640
•Integrys Energy Group 6.11% 12/1/66	11,384,000	12,076,728
Ipalco Enterprises 5.00% 5/1/18	2,450,000	2,658,250
Kansas City Power & Light 3.15% 3/15/23	5,000,000	5,158,575
LG&E & KU Energy
3.75% 11/15/20	2,120,000	2,296,373
4.375% 10/1/21	3,850,000	4,271,075
#Metropolitan Edison 144A 3.50% 3/15/23	8,510,000	8,811,901
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	8,455,000	8,645,238
Pennsylvania Electric 5.20% 4/1/20	4,281,000	4,936,952
•PPL Capital Funding 6.70% 3/30/67	10,015,000	10,650,081
Public Service Company of Oklahoma 5.15% 12/1/19	2,270,000	2,656,295
•Puget Sound Energy 6.974% 6/1/67	8,395,000	9,061,152
#Saudi Electricity Global Sukuk 2 144A 3.473% 4/8/23	9,100,000	9,264,255
SCANA 4.125% 2/1/22	6,020,000	6,417,904
System Energy Resources 4.10% 4/1/23	8,610,000	9,113,306
•Wisconsin Energy 6.25% 5/15/67	10,359,000	11,301,420
		212,640,733
Energy – 6.09%
Apache 2.625% 1/15/23	5,935,000	5,897,016
Chesapeake Energy
5.375% 6/15/21	1,140,000	1,191,300
5.75% 3/15/23	2,960,000	3,219,000
#Continental Resources 144A 4.50% 4/15/23	5,685,000	6,068,738
#ENI 144A 4.15% 10/1/20	3,885,000	4,100,443
#Gazprom Neft 144A 4.375% 9/19/22	8,365,000	8,417,281
Laredo Petroleum 9.50% 2/15/19	2,825,000	3,234,625
Newfield Exploration 5.625% 7/1/24	6,150,000	6,642,000
Noble Holding International 3.95% 3/15/22	8,430,000	8,834,766
#Pertamina Persero 144A 4.875% 5/3/22	6,000,000	6,397,800
Petrobras International Finance 6.75% 1/27/41	4,470,000	5,323,864
Petrohawk Energy 7.25% 8/15/18	9,285,000	10,287,539
#Petroleos Mexicanos 144A
3.50% 1/30/23	2,460,000	2,509,200
5.50% 6/27/44	2,486,000	2,728,385
#Sinopec Capital 2013 144A
1.875% 4/24/18	3,975,000	3,976,856
3.125% 4/24/23	3,975,000	3,924,533
Talisman Energy
3.75% 2/1/21	7,340,000	7,832,771
5.50% 5/15/42	6,955,000	7,555,495
#Woodside Finance 144A 8.75% 3/1/19	5,105,000	6,840,470
		104,982,082
Finance Companies – 2.54%
FTI Consulting 6.75% 10/1/20	975,000	1,066,406
General Electric Capital
2.10% 12/11/19	1,020,000	1,047,767
6.00% 8/7/19	1,620,000	1,987,416
•6.25% 12/15/49	3,200,000	3,544,186
•7.125% 12/15/49	4,000,000	4,690,616

#•ILFC E-Capital Trust I 144A 4.68% 12/21/65	5,400,000	4,887,000
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	3,065,000	2,927,075
International Lease Finance 5.875% 4/1/19	1,625,000	1,791,384
#IPIC GMTN 144A 5.50% 3/1/22	5,429,000	6,446,938
#LJ VP Holdings 144A 3.80% 6/18/19	3,795,000	4,117,734
PHH
7.375% 9/1/19	1,250,000	1,434,375
9.25% 3/1/16	2,810,000	3,308,775
#Temasek Financial I 144A 2.375% 1/23/23	6,750,000	6,651,288
		43,900,960
Insurance – 7.14%
American International Group
6.40% 12/15/20	5,500,000	6,892,342
•8.175% 5/15/58	2,675,000	3,631,313
8.25% 8/15/18	5,575,000	7,245,772
•Chubb 6.375% 3/29/67	6,606,000	7,382,205
#Highmark 144A
4.75% 5/15/21	1,685,000	1,705,175
6.125% 5/15/41	920,000	905,209
*•ING Groep 5.775% 12/29/49	4,765,000	4,645,875
#ING U.S. 144A
2.90% 2/15/18	420,000	430,327
5.50% 7/15/22	7,315,000	8,333,394
#Liberty Mutual Group 144A
4.95% 5/1/22	4,370,000	4,873,179
6.50% 5/1/42	10,905,000	12,874,093
•7.00% 3/15/37	2,775,000	2,879,063
#MetLife Capital Trust X 144A 9.25% 4/8/38	6,730,000	9,455,650
#Metropolitan Life Global Funding I 144A
3.00% 1/10/23	7,960,000	8,128,020
3.875% 4/11/22	3,075,000	3,355,105
#Pacific Lifecorp 144A 5.125% 1/30/43	9,790,000	10,012,741
•Prudential Financial
5.625% 6/15/43	8,000,000	8,420,000
5.875% 9/15/42	8,815,000	9,547,702
#=‡tTwin Reefs Pass Through Trust 144A 0.00% 12/29/49	3,100,000	0
•XL Group 6.50% 12/29/49	8,392,000	8,287,100
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	3,870,000	4,198,950
		123,203,215
Natural Gas – 5.81%
AmeriGas Finance
6.75% 5/20/20	475,000	528,438
7.00% 5/20/22	470,000	527,575
El Paso Pipeline Partners Operating 6.50% 4/1/20	10,963,000	13,569,595
•Enbridge Energy Partners 8.05% 10/1/37	6,970,000	8,075,393
Energy Transfer Partners 9.70% 3/15/19	1,996,000	2,726,748
Enterprise Products Operating
•7.034% 1/15/68	6,900,000	8,012,149
9.75% 1/31/14	1,999,000	2,134,336
Kinder Morgan Energy Partners 9.00% 2/1/19	2,805,000	3,797,563
National Fuel Gas 3.75% 3/1/23	11,110,000	11,452,866
NiSource Finance 4.80% 2/15/44	9,870,000	10,196,105
Plains All American Pipeline 8.75% 5/1/19	1,985,000	2,704,362
Spectra Energy Capital 3.30% 3/15/23	3,905,000	3,985,767
Sunoco Logistics Partners Operations 3.45% 1/15/23	12,890,000	13,066,683
•TransCanada Pipelines 6.35% 5/15/67	9,152,000	9,779,370
Williams Partners 7.25% 2/1/17	8,087,000	9,723,607
		100,280,557
Real Estate Investment Trusts – 1.76%
Developers Diversified Realty
7.50% 4/1/17	2,500,000	3,003,978
7.875% 9/1/20	1,125,000	1,461,774
9.625% 3/15/16	1,415,000	1,725,935
Digital Realty Trust
5.25% 3/15/21	5,535,000	6,318,403
5.875% 2/1/20	1,680,000	1,967,253
Duke Realty 3.625% 4/15/23	4,730,000	4,825,016
National Retail Properties 3.30% 4/15/23	5,750,000	5,764,484
Weingarten Realty Investors 3.50% 4/15/23	5,150,000	5,260,596
		30,327,439

Technology – 3.81%
Apple 2.40% 5/3/23		8,085,000	8,074,247
#Avaya 144A 10.50% 3/1/21		4,425,000	4,104,188
Baidu 3.50% 11/28/22		9,650,000	9,756,709
CDW 12.535% 10/12/17		2,202,000	2,378,160
Equinix
4.875% 4/1/20		4,931,000	5,177,550
5.375% 4/1/23		3,312,000	3,485,880
Fidelity National Information Services 3.50% 4/15/23		6,455,000	6,542,982
First Data 11.25% 3/31/16		2,980,000	3,047,050
GXS Worldwide 9.75% 6/15/15		1,610,000	1,666,350
National Semiconductor 6.60% 6/15/17		6,644,000	8,064,932
NetApp 2.00% 12/15/17		3,540,000	3,570,731
#NXP 144A 5.75% 3/15/23		2,955,000	3,132,300
#VeriSign 144A 4.625% 5/1/23		6,530,000	6,725,900
			65,726,979
Transportation – 1.37%
#ERAC USA Finance 144A
3.30% 10/15/22		13,515,000	13,823,939
4.50% 8/16/21		1,905,000	2,128,005
FedEx 4.10% 4/15/43		3,375,000	3,376,647
#Kansas City Southern de Mexico 144A
2.35% 5/15/20		2,040,000	2,052,275
3.00% 5/15/23		2,285,000	2,296,611
			23,677,477
Total Corporate Bonds (cost $1,439,664,063)			1,522,739,756

Municipal Bonds – 1.51%
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bond
6.574% 7/1/45		5,365,000	7,877,107
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bond
(Dedicated Tax Fund) Series C-1 6.687% 11/15/40		4,500,000	6,075,630
San Francisco Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bond
Series S3 6.907% 10/1/50		3,575,000	5,283,171
Triborough Bridge & Tunnel Authority, New York Revenue Taxable Build America Bond
Series A-2 5.45% 11/15/32		5,560,000	6,799,769
Total Municipal Bonds (cost $18,804,566)			26,035,677

ΔRegional Bond – 0.22%
Australia – 0.22%
New South Wales Treasury 6.00% 3/1/22	AUD	3,187,000	3,836,040
Total Regional Bond (cost $3,799,712)			3,836,040

«Senior Secured Loans – 0.65%
Burlington Coat Factory Warehouse 4.25% 5/1/17	USD	1,488,845	1,510,798
Chrysler Group 4.75% 5/24/17		2,947,500	2,997,429
Essar Steel Algoma 8.75% 9/12/14		1,800,950	1,840,720
Immucor Tranche B2 3.75% 8/19/18		1,758,348	1,778,679
Nuveen Investments 7.00% 3/1/19		1,335,000	1,366,706
Zayo Group Tranche B 1st Lien 3.50% 7/2/19		1,726,303	1,748,692
Total Senior Secured Loans (cost $11,006,307)			11,243,024

ΔSovereign Bonds – 0.78%
Australia – 0.20%
Australian Government Inflation-Linked Bond 4.00% 8/20/15	AUD	1,853,000	3,456,743
			3,456,743
Mexico – 0.26%
Mexican Bonos 7.50% 6/3/27	MXN	42,315,000	4,456,566
			4,456,566
Republic of Korea – 0.22%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	3,619,886,346	3,784,255
			3,784,255
Sri Lanka – 0.10%
#Republic of Sri Lanka 144A 5.875% 7/25/22	USD	1,630,000	1,731,875
			1,731,875
Total Sovereign Bonds (cost $11,991,923)			13,429,439

Supranational Bank – 0.46%
Andina de Fomento 4.375% 6/15/22		7,180,000	7,863,392
Total Supranational Bank (cost $7,747,723)			7,863,392

		Number of
		Shares
Common Stock – 0.00%
Masco		251	4,879
†United Continental Holdings		40	1,292
Total Common Stock (cost $1,783)			6,171

Convertible Preferred Stock – 0.48%
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49		8,100	8,211,375
Total Convertible Preferred Stock (cost $8,383,500)			8,211,375

Preferred Stock – 4.85%
Alabama Power 5.625%		118,065	3,022,464
Ally Financial
#144A 7.00%		4,000	3,947,625
•8.50%		80,000	2,141,600
BB&T
5.20%		288,000	7,234,560
5.85%		101,525	2,686,352
City National 5.50%		168,200	4,205,000
CoBank 6.125%		39,500	4,008,460
Digital Realty Trust 5.875%		168,000	4,196,640
DTE Energy 5.25%		305,000	7,869,000
Entergy Arkansas 4.90%		240,000	6,139,200
General Electric Capital 4.875%		252,000	6,453,720
•GMAC Capital Trust I 8.25%		50,000	1,369,500
JPMorgan Chase 5.50%		75,000	1,905,750
•PNC Financial Services Group 6.125%		105,000	3,013,500
Public Storage 5.20%		330,000	8,358,901
Regency Centers 6.625%		22,363	600,670
*Regions Financial 6.375%		67,000	1,719,220
U.S. Bancorp
5.15%		121,000	3,025,000
*•6.00%		45,000	1,262,700
•6.50%		44,000	1,318,240
Wells Fargo
5.125%		170,000	4,309,500
5.20%		190,000	4,869,700
Total Preferred Stock (cost $80,728,756)			83,657,302

		Number of
		Contracts
Options Purchased – 0.24%
Put Swaptions – 0.24%
IRS, strike rate 2.47%, expiration date 11/16/15 (BAML)		9,300,000	524,219
IRS, strike rate 3.54%, expiration date 4/3/18 (BAML)		8,400,000	992,078
IRS, strike rate 3.65%, expiration date 11/16/15 (BAML)		9,300,000	344,245
IRS, strike rate 4.00%, expiration date 5/23/17 (GSC)		19,100,000	656,482
IRS, strike rate 4.09%, expiration date 2/7/18 (GSC)		21,300,000	1,646,693
Total Options Purchased (premium paid $4,673,845)			4,163,717

		Principal
		Amount°
Short-Term Investments – 1.36%
Repurchase Agreements – 0.63%
Bank of America 0.11%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $2,761,703
(collateralized by U.S. government obligations 4.50%
5/15/38; market value $2,816,929)	USD	2,761,695	2,761,695

BNP Paribas 0.14%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $8,150,337
(collateralized by U.S. government obligations 0.25%-0.875%
3/31/15-1/31/17; market value $8,313,312)		8,150,305	8,150,305
			10,912,000
≠U.S. Treasury Obligation – 0.73%
U.S. Treasury Bill 0.03% 5/30/13		12,490,318	12,490,118
			12,490,118
Total Short-Term Investments (cost $23,402,041)			23,402,118

Total Value of Securities Before Securities Lending Collateral – 100.23%
(cost $1,632,296,172)			1,728,667,222

	Number of
	Shares
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No. 1	211,681	211,681
@†Mellon GSL Reinvestment Trust II	166,017	0
Total Securities Lending Collateral (cost $377,698)		211,681

Total Value of Securities – 100.24%
(cost $1,632,673,870)		1,728,878,903 ©
**Obligation to Return Securities Lending Collateral – (0.02%)		(377,698)
«Other Liabilities Net of Receivables and Other Assets – (0.22%)		(3,700,869)
Net Assets Applicable to 273,632,202 Shares Outstanding – 100.00%		$1,724,800,336

°Principal amount shown is stated in the currency in which each security is denominated.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2013.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $607,686,013, which represented 35.23% of the Fund’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
•Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΔSecurities have been classified by country of origin.
«Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2013.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
©Includes $368,559 of securities loaned.
«Includes foreign currency valued at $1,767,911 with a cost of $1,741,019.

The following foreign currency exchange contracts and swap contracts were outstanding at April 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CS	IDR	24,586,454,200	USD	(2,516,526)	5/10/13	$10,648
GSC	GBP	190,846	USD	(291,913)	5/10/13	4,527
JPMC	KRW	3,385,737,900	USD	(2,956,976)	5/10/13	115,261
MSC	AUD	(3,717,732)	USD	3,863,058	5/10/13	11,974
						$142,410

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.20	USD	20,000,000	5.00%	6/20/18	$(238,687)
BAML	Cox Communications		6,370,000	1.00%	3/20/18	(21,482)
BAML	ITRAXX Europe Subordinate Financials
	18.1 5 yr CDS	EUR	9,980,000	5.00%	12/20/17	(842,686)
BCLY	CDX.NA.HY.20	USD	9,200,000	5.00%	6/20/18	-
BCLY	ITRAXX Europe Subordinate Financials
	18.1 5 yr CDS	EUR	2,500,000	5.00%	12/20/17	(208,310)
CITI	CDX.NA.HY.20	USD	8,000,000	5.00%	6/20/18	(247,358)
GSC	CDX.NA.HY.20		4,785,000	5.00%	6/20/18	(140,654)
GSC	CDX.NA.IG.20		1,000,000	1.00%	6/20/18	(7,281)
HSBC	Cox Communications		6,370,000	1.00%	3/20/18	(21,482)
JPMC	CDX.NA.HY.20		2,500,000	5.00%	6/20/18	(59,369)
JPMC	ITRAXX Europe Subordinate Financials
	18.1 5 yr CDS	EUR	1,300,000	5.00%	12/20/17	(108,321)
MSC	CDX.NA.HY.20	USD	3,000,000	5.00%	6/20/18	(75,008)
						$(1,970,638)
	Protection Sold:
GSC	CDX.NA.IG.20 / Baa	USD	1,000,000	1.00%	6/20/18	$7,281
						$7,281
Total						$(1,963,357)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Summary of Abbreviations:
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CS – Credit Suisse
EUR – European Monetary Unit
GBP – British Pound Sterling
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesian Rupiah
IG – Investment Grade
IRS – Interest Rate Swaption
JPMC – JPMorgan Chase Bank
KRW – South Korean Won
MSC – Morgan Stanley Capital
MXN – Mexican Peso
USD – United States Dollar
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap options (IRS) contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2009–July 31, 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,633,014,192
Aggregate unrealized appreciation	$102,432,284
Aggregate unrealized depreciation	(6,567,573)
Net unrealized appreciation	$95,864,711

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$6,171	$-	$-	$6,171
Corporate Debt	-	1,558,061,991	-	1,558,061,991
Foreign Debt	-	25,128,871	-	25,128,871
Municipal Bonds	-	26,035,677	-	26,035,677
Convertible Preferred Stock	-	8,211,375	-	8,211,375
Preferred Stock	73,795,467	9,861,835	-	83,657,302
Options Purchased	-	4,163,717	-	4,163,717
Short-Term Investments	-	23,402,118	-	23,402,118
Securities Lending Collateral	-	211,681	-	211,681
Total	$73,801,638	$1,655,077,265	$-	$1,728,878,903

Foreign Currency Exchange Contracts	$-	$142,410	-	$142,410
Swap Contracts	$-	$(1,963,357)	-	$(1,963,357)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s’ net assets at the end of the period.

During the period ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at April 30, 2013.

Options Contracts – During the period ended April 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended April 30, 2013.

Swap Contracts – The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund enters into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended April 30, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Fund has posted $1,380,000 as cash collateral for certain open derivatives. The Fund had posted $2,090,000 as cash collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at April 30, 2013, the notional value of the protection sold was $1,000,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for CDS agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2013, net unrealized appreciation of the protection sold was $7,281.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2013, the value of securities on loan was $368,559, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2013, the value of invested collateral was $211,681. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Extended Duration Bond Fund

April 30, 2013

		Principal	Value
		Amount[o]	(U.S. $)
Commercial Mortgage-Backed Security – 0.00%
Merrill Lynch Mortgage Trust Series 2005-CIP1 A2 4.96% 7/12/38	USD	11,440	$11,605
Total Commercial Mortgage-Backed Security (cost $11,503)			11,605

Convertible Bonds – 1.50%
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27		2,472,000	2,200,080
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35		3,445,000	3,518,206
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27		825,000	872,953
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		1,180,000	1,191,800
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15		2,043,000	2,266,453
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		806,000	820,105
PHH 4.00% exercise price $25.80, expiration date 8/27/14		1,183,000	1,300,561
Steel Dynamics 5.125% exercise price $17.25, expiration date 6/15/14		277,000	307,643
#WellPoint 144A 2.75% exercise price $75.47, expiration date 10/15/42		728,000	871,780
Total Convertible Bonds (cost $12,058,876)			13,349,581

Corporate Bonds – 85.59%
Banking – 6.57%
AgriBank 9.125% 7/15/19		1,210,000	1,634,279
*Barclays Bank 7.625% 11/21/22		6,440,000	6,584,900
•Citigroup 5.35% 5/29/49		3,320,000	3,344,854
City National 5.25% 9/15/20		1,155,000	1,315,346
•Fifth Third Capital Trust IV 6.50% 4/15/37		3,515,000	3,539,148
Goldman Sachs Group 6.75% 10/1/37		4,500,000	5,179,194
#•HBOS Capital Funding 144A 6.071% 6/29/49		5,380,000	4,983,225
JPMorgan Chase
3.375% 5/1/23		2,850,000	2,848,794
•5.15% 12/29/49		2,500,000	2,546,875
KeyBank 6.95% 2/1/28		2,467,000	3,113,018
•PNC Bank 8.25% 5/29/49		1,615,000	1,626,318
#•PNC Preferred Funding Trust II 144A 1.503% 3/31/49		3,900,000	3,451,500
#Standard Chartered 144A 3.95% 1/11/23		5,065,000	5,185,041
SVB Financial Group 5.375% 9/15/20		1,705,000	1,955,626
UBS 7.625% 8/17/22		5,930,000	6,887,868
•USB Capital IX 3.50% 10/29/49		2,990,000	2,810,600
#•USB Realty 144A 1.424% 12/22/49		400,000	359,000
Zions Bancorporation 5.50% 11/16/15		900,000	945,592
			58,311,178
Basic Industry – 6.30%
ArcelorMittal 7.50% 10/15/39		4,880,000	5,149,254
Barrick Gold
*3.85% 4/1/22		910,000	915,443
#144A 4.10% 5/1/23		2,500,000	2,510,190
CF Industries 7.125% 5/1/20		2,630,000	3,292,939
#Clearwater Paper 144A 4.50% 2/1/23		4,125,000	4,125,000
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23		6,620,000	6,686,193
Georgia-Pacific 8.00% 1/15/24		6,280,000	8,859,509
#Gerdau Trade 144A 4.75% 4/15/23		2,845,000	2,867,006
International Paper
6.00% 11/15/41		5,630,000	6,877,794
7.30% 11/15/39		1,000,000	1,375,310

Kinross Gold 6.875% 9/1/41	2,235,000	2,310,523
LyondellBasell Industries 5.75% 4/15/24	2,040,000	2,462,976
#Polyus Gold International 144A 5.625% 4/29/20	2,285,000	2,340,091
Rock Tenn 4.00% 3/1/23	1,790,000	1,863,768
#Sappi Papier Holding 144A 6.625% 4/15/21	4,055,000	4,278,025
		55,914,021
Brokerage – 2.35%
#Carlyle Holdings II Finance 144A 5.625% 3/30/43	5,045,000	5,210,653
E Trade Financial 6.375% 11/15/19	1,800,000	1,944,000
Jefferies Group
6.45% 6/8/27	2,640,000	2,972,996
6.50% 1/20/43	1,985,000	2,190,481
6.875% 4/15/21	2,025,000	2,426,612
Lazard Group 6.85% 6/15/17	3,271,000	3,765,680
#Nuveen Investments 144A 9.50% 10/15/20	2,165,000	2,343,613
		20,854,035
Capital Goods – 2.25%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	815,000	884,275
10.75% 10/15/19	4,865,000	4,974,462
#Cemex 144A
*5.875% 3/25/19	1,821,000	1,857,420
9.50% 6/15/18	550,000	629,750
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,885,000	3,187,925
#Sealed Air 144A 5.25% 4/1/23	455,000	472,063
United Rentals North America 10.25% 11/15/19	820,000	953,250
#URS 144A 5.00% 4/1/22	2,170,000	2,311,193
#Votorantim Cimentos 144A 7.25% 4/5/41	2,900,000	3,327,750
Waste Management 7.10% 8/1/26	1,025,000	1,376,935
		19,975,023
Communications – 10.31%
American Tower 3.50% 1/31/23	3,120,000	3,158,460
#American Tower Trust I 144A 3.07% 3/15/23	5,175,000	5,323,039
#Brasil Telecom 144A 5.75% 2/10/22	3,485,000	3,685,388
#CC Holdings GS V 144A 3.849% 4/15/23	2,690,000	2,779,706
CenturyLink 5.80% 3/15/22	4,150,000	4,400,415
#Clearwire Communications 144A 12.00% 12/1/15	1,490,000	1,597,094
CSC Holdings 6.75% 11/15/21	1,875,000	2,151,563
Deutsche Telekom International Finance
#144A 4.875% 3/6/42	5,000,000	5,362,590
8.75% 6/15/30	1,335,000	1,991,068
#Digicel 144A 6.00% 4/15/21	2,110,000	2,120,550
#Digicel Group 144A 10.50% 4/15/18	235,000	261,438
DISH DBS
5.875% 7/15/22	600,000	615,000
7.875% 9/1/19	380,000	435,100
Intelsat Bermuda 11.25% 2/4/17	864,000	921,240
#Intelsat Luxembourg 144A
7.75% 6/1/21	2,245,000	2,374,088
8.125% 6/1/23	1,240,000	1,325,250
Interpublic Group 3.75% 2/15/23	3,000,000	3,024,063
#Lynx I 144A 5.375% 4/15/21	365,000	391,463
#MDC Partners 144A 6.75% 4/1/20	2,135,000	2,231,075
#Nara Cable Funding 144A 8.875% 12/1/18	4,045,000	4,348,375
#Qtel International Finance 144A
3.25% 2/21/23	2,060,000	2,039,400
4.50% 1/31/43	265,000	262,681
Qwest Communications International 7.125% 4/1/18	700,000	730,975
Rogers Communications 4.50% 3/15/43	5,105,000	5,420,779
*#SES 144A 5.30% 4/4/43	7,070,000	7,596,212
#Softbank 144A 4.50% 4/15/20	2,330,000	2,417,342
Sprint Capital 6.875% 11/15/28	1,460,000	1,500,150

#Sprint Nextel 144A 7.00% 3/1/20	960,000	1,094,400
#Telefonica Chile 144A 3.875% 10/12/22	4,745,000	4,702,181
Telefonica Emisiones
4.57% 4/27/23	2,440,000	2,508,986
5.134% 4/27/20	1,000,000	1,088,432
#Univision Communications 144A 8.50% 5/15/21	4,275,000	4,788,000
U.S. West Communications 6.875% 9/15/33	3,510,000	3,553,875
#VimpelCom144A 7.748% 2/2/21	2,815,000	3,226,694
#Wind Acquisition Finance 144A
7.25% 2/15/18	530,000	561,800
11.75% 7/15/17	1,340,000	1,443,850
		91,432,722
Consumer Cyclical – 7.76%
Caesars Entertainment Operating 11.25% 6/1/17	335,000	355,938
Chrysler Group 8.25% 6/15/21	2,480,000	2,858,200
#Corrections Corporation of America 144A 4.625% 5/1/23	4,215,000	4,404,675
Dollar General 3.25% 4/15/23	3,035,000	3,050,111
Ford Motor 7.45% 7/16/31	1,125,000	1,502,524
#Geo Group 144A 5.125% 4/1/23	3,280,000	3,407,100
Home Depot 4.20% 4/1/43	7,500,000	7,895,565
Host Hotels & Resorts
3.75% 10/15/23	765,000	782,213
4.75% 3/1/23	1,075,000	1,174,438
#Jaguar Land Rover Automotive 144A 5.625% 2/1/23	1,735,000	1,821,750
Macy's Retail Holdings 5.125% 1/15/42	4,140,000	4,497,042
MGM Resorts International 11.375% 3/1/18	1,580,000	2,050,050
NIKE 3.625% 5/1/43	6,000,000	5,932,764
Quiksilver 6.875% 4/15/15	1,000,000	1,002,520
#QVC 144A 4.375% 3/15/23	9,295,000	9,538,361
Ryland Group 8.40% 5/15/17	495,000	595,238
#SACI Falabella 144A 3.75% 4/30/23	1,980,000	1,988,910
Time Warner 4.90% 6/15/42	3,800,000	4,125,170
Viacom 4.875% 6/15/43	9,000,000	9,436,139
Wal-Mart Stores 4.00% 4/11/43	2,360,000	2,444,431
		68,863,139
Consumer Non-Cyclical – 9.90%
#ARAMARK 144A 5.75% 3/15/20	920,000	968,300
Celgene 5.70% 10/15/40	9,525,000	11,440,345
Constellation Brands
3.75% 5/1/21	1,110,000	1,130,813
4.25% 5/1/23	1,065,000	1,095,619
#Cosan Luxembourg 144A 5.00% 3/14/23	1,350,000	1,378,350
Delhaize Group 5.70% 10/1/40	1,895,000	1,996,182
#*ESAL 144A 6.25% 2/5/23	3,820,000	3,816,180
#Heinz (H.J.) Finance 144A 7.125% 8/1/39	1,075,000	1,230,875
Kroger 5.00% 4/15/42	3,950,000	4,267,047
Mattel 5.45% 11/1/41	4,440,000	5,078,987
Medtronic 4.00% 4/1/43	7,030,000	7,143,457
Molson Coors Brewing 5.00% 5/1/42	8,465,000	9,401,034
#Mylan 144A 3.125% 1/15/23	2,280,000	2,275,171
#Pernod-Ricard 144A 5.50% 1/15/42	9,024,000	10,506,688
Quest Diagnostics 5.75% 1/30/40	4,875,000	5,351,697
St. Jude Medical 4.75% 4/15/43	9,965,000	10,697,198
#Zoetis 144A 4.70% 2/1/43	9,490,000	10,057,179
		87,835,122
Electric – 13.96%
AES
7.375% 7/1/21	2,737,000	3,270,715
8.00% 6/1/20	325,000	395,688
Ameren Illinois 9.75% 11/15/18	2,180,000	3,074,365
#APT Pipelines 144A 3.875% 10/11/22	4,770,000	4,824,516
CMS Energy 4.70% 3/31/43	6,605,000	6,901,987

ComEd Financing III 6.35% 3/15/33	4,800,000	5,088,000
El Paso Electric 3.30% 12/15/22	1,695,000	1,722,961
#•Electricite de France 144A 5.25% 12/29/49	8,235,000	8,299,010
#Enel Finance International 144A 6.00% 10/7/39	4,800,000	4,884,950
Entergy Louisiana 3.30% 12/1/22	2,230,000	2,290,919
Exelon Generation 4.25% 6/15/22	1,300,000	1,388,061
•FPL Group Capital
6.35% 10/1/66	4,927,000	5,232,784
6.65% 6/15/67	1,045,000	1,124,388
Great Plains Energy 5.292% 6/15/22	6,040,000	6,980,392
•Integrys Energy Group 6.11% 12/1/66	6,110,000	6,481,800
Ipalco Enterprises 5.00% 5/1/18	830,000	900,550
Kansas City Power & Light 3.15% 3/15/23	3,000,000	3,095,145
#Metropolitan Edison 144A 3.50% 3/15/23	5,400,000	5,591,570
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	4,350,000	4,447,875
Oncor Electric Delivery 4.55% 12/1/41	5,500,000	5,888,141
#Perusahaan Listrik Negara 144A 5.25% 10/24/42	7,030,000	7,012,425
•PPL Capital Funding 6.70% 3/30/67	4,780,000	5,083,114
Puget Sound Energy
4.434% 11/15/41	4,870,000	5,453,256
•6.974% 6/1/67	2,495,000	2,692,981
#Saudi Electricity Global Sukuk 2 144A 5.06% 4/8/43	5,900,000	6,221,550
System Energy Resources 4.10% 4/1/23	4,915,000	5,202,311
Westar Energy 4.10% 4/1/43	4,250,000	4,534,257
•Wisconsin Energy 6.25% 5/15/67	5,245,000	5,722,169
		123,805,880
Energy – 3.61%
Chesapeake Energy
5.375% 6/15/21	625,000	653,125
5.75% 3/15/23	1,010,000	1,098,375
#ENI 144A 5.70% 10/1/40	3,450,000	3,696,637
#Gazprom Neft 144A 4.375% 9/19/22	2,605,000	2,621,281
Laredo Petroleum 9.50% 2/15/19	1,910,000	2,186,950
Newfield Exploration 5.625% 7/1/24	2,300,000	2,484,000
Noble Holding International 3.95% 3/15/22	3,330,000	3,489,890
Petroleos Mexicanos 5.50% 6/27/44	2,120,000	2,326,700
*#Sinopec Capital 2013 144A 3.125% 4/24/23	4,095,000	4,043,010
Talisman Energy 5.50% 5/15/42	8,635,000	9,380,546
		31,980,514
Finance Companies – 3.19%
General Electric Capital
5.875% 1/14/38	3,665,000	4,456,963
•6.25% 12/15/49	4,200,000	4,651,743
•7.125% 12/15/49	2,200,000	2,579,839
#•ILFC E-Capital Trust I 144A 4.68% 12/21/65	3,750,000	3,393,750
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	1,250,000	1,193,750
International Lease Finance
5.875% 4/1/19	970,000	1,069,318
6.25% 5/15/19	1,292,000	1,455,115
#IPIC GMTN 144A 5.50% 3/1/22	3,807,000	4,520,812
#LJ VP Holdings 144A 3.80% 6/18/19	2,145,000	2,327,415
PHH
7.375% 9/1/19	350,000	401,625
9.25% 3/1/16	1,935,000	2,278,463
		28,328,793
Insurance – 7.09%
•American International Group 8.175% 5/15/58	2,575,000	3,495,563
•Chubb 6.375% 3/29/67	2,555,000	2,855,213
#Highmark 144A 6.125% 5/15/41	3,410,000	3,355,177
•ING Groep 5.775% 12/29/49	3,200,000	3,120,000
#ING U.S. 144A 5.50% 7/15/22	2,215,000	2,523,372

#Liberty Mutual Group 144A
6.50% 5/1/42	7,269,000	8,581,549
•7.00% 3/15/37	1,600,000	1,660,000
#MetLife Capital Trust IV 144A 7.875% 12/15/37	900,000	1,138,500
#MetLife Capital Trust X 144A 9.25% 4/8/38	3,530,000	4,959,650
#Metropolitan Life Global Funding I 144A 3.00% 1/10/23	1,500,000	1,531,662
#Pacific Lifecorp 144A 5.125% 1/30/43	5,745,000	5,875,710
Prudential Financial
5.625% 5/12/41	3,210,000	3,823,986
•5.625% 6/15/43	1,640,000	1,726,100
•5.875% 9/15/42	5,115,000	5,540,159
Transatlantic Holdings 8.00% 11/30/39	704,000	1,018,495
WellPoint 4.65% 1/15/43	5,020,000	5,358,649
•XL Group 6.50% 12/29/49	4,890,000	4,828,875
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	1,395,000	1,513,575
		62,906,235
Natural Gas – 5.90%
AmeriGas Finance 6.75% 5/20/20	310,000	344,875
#Colonial Pipeline 144A 4.20% 4/15/43	6,120,000	6,270,754
El Paso Pipeline Partners Operating
6.50% 4/1/20	750,000	928,322
7.50% 11/15/40	3,065,000	4,189,417
•Enbridge Energy Partners 8.05% 10/1/37	4,750,000	5,503,317
Energy Transfer Partners 9.70% 3/15/19	681,000	930,318
•Enterprise Products Operating 7.034% 1/15/68	3,620,000	4,203,475
Kinder Morgan Energy Partners 5.00% 3/1/43	5,800,000	6,252,452
NiSource Finance
4.80% 2/15/44	3,500,000	3,615,640
5.80% 2/1/42	1,810,000	2,110,905
5.95% 6/15/41	4,450,000	5,261,079
Sunoco Logistics Partners Operations 4.95% 1/15/43	8,300,000	8,524,217
•TransCanada Pipelines 6.35% 5/15/67	3,940,000	4,210,087
		52,344,858
Real Estate Investment Trusts – 0.59%
Developers Diversified Realty 7.875% 9/1/20	2,010,000	2,611,703
Digital Realty Trust 5.25% 3/15/21	2,270,000	2,591,287
		5,202,990
Technology – 3.91%
Apple
2.40% 5/3/23	2,220,000	2,217,047
3.85% 5/4/43	9,570,000	9,553,157
#Avaya 144A 10.50% 3/1/21	2,270,000	2,105,425
Baidu 3.50% 11/28/22	4,365,000	4,413,268
CDW 12.535% 10/12/17	1,523,000	1,644,840
Equinix
4.875% 4/1/20	2,753,000	2,890,650
5.375% 4/1/23	1,377,000	1,449,293
Fidelity National Information Services 3.50% 4/15/23	2,900,000	2,939,527
First Data 11.25% 3/31/16	1,780,000	1,820,050
GXS Worldwide 9.75% 6/15/15	435,000	450,225
#NXP 144A 5.75% 3/15/23	1,645,000	1,743,700
#VeriSign 144A 4.625% 5/1/23	3,340,000	3,440,200
		34,667,382
Transportation – 1.90%
#ERAC USA Finance 144A 5.625% 3/15/42	12,955,000	14,888,741
FedEx 4.10% 4/15/43	2,000,000	2,000,976
		16,889,717
Total Corporate Bonds (cost $704,954,595)		759,311,609

Municipal Bonds – 3.15%
Chicago, Illinois O'Hare International Airport Taxable Build America Bond Series B 6.395% 1/1/40	3,800,000	5,085,388
Long Island Power Authority, New York Electric System Revenue Taxable Build America Bond 5.85% 5/1/41	3,600,000	4,171,500
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bond 6.574% 7/1/45	2,225,000	3,266,834

Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
(Dedicated Tax Fund) Series C-1 6.687% 11/15/40		3,000,000	4,050,420
(Transportation) Series A2 6.089% 11/15/40		3,205,000	4,185,698
Oregon Department of Transportation Highway User Tax Revenue Taxable Build
America Bond Series A (Subordinate Lien) 5.834% 11/15/34		1,605,000	2,127,604
San Francisco Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build
America Bond Series S3 6.907% 10/1/50		1,485,000	2,194,548
Triborough Bridge & Tunnel Authority, New York Revenue Taxable Build America Bond
Series A-2 5.45% 11/15/32		2,310,000	2,825,084
Total Municipal Bonds (cost $21,172,471)			27,907,076

ΔRegional Bond – 0.18%
Australia – 0.18%
New South Wales Treasury 6.00% 3/1/22	AUD	1,306,000	1,571,970
Total Regional Bond (cost $1,557,076)			1,571,970

«Senior Secured Loans – 0.68%
Burlington Coat Factory Warehouse 4.25% 5/1/17	USD	694,212	704,449
Chrysler Group 4.75% 5/24/17		1,375,500	1,398,799
Essar Steel Algoma 8.75% 9/12/14		1,064,650	1,088,161
Immucor Tranche B2 3.75% 8/19/18		1,196,858	1,210,698
Nuveen Investments 7.00% 3/1/19		620,000	634,725
Zayo Group Tranche B 1st Lien 3.50% 7/2/19		994,987	1,007,891
Total Senior Secured Loans (cost $5,921,484)			6,044,723

ΔSovereign Bonds – 1.21%
Colombia – 0.39%
Republic of Colombia 6.125% 1/18/41		2,589,000	3,495,149
			3,495,149
Indonesia – 0.38%
#Indonesia Government 144A 4.625% 4/15/43		3,207,000	3,327,263
			3,327,263
Mexico – 0.28%
Mexican Bonos 7.50% 6/3/27	MXN	23,218,000	2,445,293
			2,445,293
Republic of Korea – 0.16%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	1,392,791,557	1,456,034
			1,456,034
Total Sovereign Bonds (cost $9,725,830)			10,723,739

Supranational Bank – 0.51%
Andina de Fomento 4.375% 6/15/22	USD	4,110,000	4,501,190
Total Supranational Bank (cost $4,434,978)			4,501,190

		Number of
		Shares
Convertible Preferred Stock – 0.53%
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49		4,650	4,713,938
Total Convertible Preferred Stock (cost $4,812,750)			4,713,938

Preferred Stock – 5.41%
Alabama Power 5.625%		16,200	414,720
Ally Financial
#144A 7.00%		3,390	3,345,612
•8.50%		40,000	1,070,800
BB&T
5.20%		174,000	4,370,880
5.85%		57,275	1,515,497
City National 5.50%		101,200	2,530,000
CoBank 6.125%		21,000	2,131,080
DTE Energy 5.25%		175,000	4,515,000
*Entergy Arkansas 4.90%		145,000	3,709,100
General Electric Capital 4.875%		148,000	3,790,280

*JPMorgan Chase 5.50%		45,000	1,143,450
•PNC Financial Services Group 6.125%		60,000	1,722,000
Public Storage 5.20%		195,000	4,939,350
Regency Centers 6.625%		87,759	2,357,207
*Regions Financial 6.375%		41,000	1,052,060
U.S. Bancorp
5.15%		63,000	1,575,000
*•6.00%		10,000	280,600
•6.50%		44,000	1,318,240
Wells Fargo
5.125%		100,000	2,535,000
*5.20%		145,000	3,716,350
Total Preferred Stock (cost $46,494,185)			48,032,226

		Number of
		Contracts
Options Purchased – 0.24%
Put Swaptions – 0.24%
IRS, strike rate 2.47%, expiration date 11/16/15 (BAML)		5,700,000	321,296
IRS, strike rate 3.65%, expiration date 11/16/15 (BAML)		5,700,000	210,988
IRS, strike rate 4.00%, expiration date 5/23/17 (GSC)		10,900,000	374,641
IRS, strike rate 4.09%, expiration date 2/7/18 (GSC)		15,700,000	1,213,760
Total Options Purchased (premium paid $2,401,245)			2,120,685

		Principal
		Amount°
Short-Term Investments – 1.00%
≠Discount Note – 0.57%
Federal Home Loan Bank 0.085% 5/24/13	USD	5,010,110	5,010,080
			5,010,080
≠U.S. Treasury Obligations – 0.43%
U.S. Treasury Bills
0.03% 5/30/13		3,220,664	3,220,613
0.065% 5/9/13		613,180	613,176
			3,833,789
Total Short-Term Investments (cost $8,843,603)			8,843,869

Total Value of Securities Before Securities Lending Collateral – 100.00%
(cost $822,388,596)			887,132,211

		Number of
		Shares
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No. 1		102,525	102,525
@†Mellon GSL Reinvestment Trust II		69,374	0
Total Securities Lending Collateral (cost $171,899)			102,525

Total Value of Securities – 100.01%
(cost $822,560,495)			887,234,736	©
**Obligation to Return Securities Lending Collateral – (0.02%)			(171,899)
«Receivables and Other Assets Net of Other Liabilities – 0.01%			123,780
Net Assets Applicable to 128,388,531 Shares Outstanding – 100.00%			$887,186,617

°Principal amount shown is stated in the currency in which each security is denominated.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2013.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $304,607,919, which represented 34.33% of the Fund’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
•Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
ΔSecurities have been classified by country of origin.
«Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2013.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $166,972 of securities loaned.
@Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
†Non income producing security.
«Includes $3,879,500 cash collateral for derivatives and foreign currency valued at $1,029,388 with a cost of $1,013,957.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at April 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
CS	IDR	16,308,668,200	USD	(1,669,260)	5/10/13	$7,063
GSC	GBP	8,880	USD	(13,583)	5/10/13	211
JPMC	KRW	2,200,227,300	USD	(1,921,596)	5/10/13	74,902
MSC	AUD	(970,421)	USD	1,008,355	5/10/13	3,126
						$85,302

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
940	U.S. Long Bond	$135,120,319	$139,472,500	6/29/13	$4,352,181
(326)	U.S. Treasury 5 yr Notes	(40,595,383)	(40,632,844)	7/4/13	(37,461)
409	U.S. Ultra Bond	66,288,720	67,216,594	6/29/13	927,874
		$160,813,656			$5,242,594

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.20	USD	9,000,000	5.00%	6/20/18	$(115,942)
BAML	Cox Communications		3,630,000	1.00%	3/20/18	(12,242)
BAML	ITRAXX Europe Subordinate Financials
	18.1 5 yr CDS	EUR	5,520,000	5.00%	12/20/17	(466,095)
BCLY	CDX.NA.HY.20	USD	4,800,000	5.00%	6/20/18	-
BCLY	ITRAXX Europe Subordinate Financials
	18.1 5 yr CDS	EUR	1,500,000	5.00%	12/20/17	(124,986)
CITI	CDX.NA.HY.20	USD	5,000,000	5.00%	6/20/18	(154,599)
GSC	CDX.NA.HY.20		2,715,000	5.00%	6/20/18	(79,807)
GSC	CDX.NA.IG.20		1,000,000	1.00%	6/20/18	(7,281)
HSBC	Cox Communications		3,630,000	1.00%	3/20/18	(12,242)
JPMC	CDX.NA.HY.20		1,500,000	5.00%	6/20/18	(35,621)
JPMC	ITRAXX Europe Subordinate Financials
	18.1 5 yr CDS	EUR	1,860,000	5.00%	12/20/17	(154,982)
MSC	CDX.NA.HY.20	USD	1,500,000	5.00%	6/20/18	(37,504)
						$(1,201,301)

	Protection Sold:
GSC	CDX.NA.IG.20 / Baa	USD	1,000,000	1.00%	6/20/18	$7,281
						$7,281
Total						$(1,194,020)

The use of foreign currency exchange contracts, future contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Summary of Abbreviations:
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CS – Credit Suisse
EUR – European Monetary Unit
GBP – British Pound Sterling
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesian Rupiah
IG – Investment Grade
IRS – Interest Rate Swaption
JPMC – JPMorgan Chase Bank
KRW – South Korean Won
MSC – Morgan Stanley Capital
MXN – Mexican Peso
USD – United States Dollar
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap options (IRS) contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2009–July 31, 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2013, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$822,666,941
Aggregate unrealized appreciation	$65,632,791
Aggregate unrealized depreciation	(1,064,996)
Net unrealized appreciation	$64,567,795

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Collateral Mortgage-
Backed Security	$-	$11,605	$-	$11,605
Corporate Debt	-	778,705,913	-	778,705,913
Foreign Debt	-	16,796,899	-	16,796,899
Municipal Bonds	-	27,907,076	-	27,907,076
Convertible Preferred Stock	-	4,713,938	-	4,713,938
Preferred Stock	41,412,084	6,620,142	-	48,032,226
Options Purchased	-	2,120,685	-	2,120,685
Short-Term Investments	-	8,843,869	-	8,843,869
Securities Lending Collateral	-	102,525	-	102,525
Total	$41,412,084	$845,822,652	$-	$887,234,736

Foreign Currency Exchange
Contracts	$-	$85,302	$-	$85,302
Futures Contracts	5,242,594	-	-	5,242,594
Swap Contracts	-	(1,194,020)	-	(1,194,020)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s’ net assets at the end of the period.

During the period ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund had posted $3,879,500 cash as collateral for futures contracts.

Options Contracts – During the period ended April 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended April 30, 2013.

Swap Contracts – The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund enters into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended April 30, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Fund has posted $1,440,000 as cash collateral for certain open derivatives. The Fund received $1,530,000 cash collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at April 30, 2013, the notional value of the protection sold was $1,000,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for CDS agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2013, the net unrealized appreciation of the protection sold was $7,281.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2013, the value of securities on loan was $166,972, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2013, the value of invested collateral was $102,525. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware High-Yield Opportunities Fund

April 30, 2013

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Convertible Bond – 0.27%
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	$2,064,000	$1,836,960
Total Convertible Bond (cost $1,533,169)		1,836,960

Corporate Bonds – 90.69%
Automotive – 2.65%
American Axle & Manufacturing 7.75% 11/15/19	1,670,000	1,916,325
ArvinMeritor 8.125% 9/15/15	1,823,000	1,977,955
Chrysler Group 8.25% 6/15/21	5,309,000	6,118,623
#International Automotive Components Group 144A 9.125% 6/1/18	3,603,000	3,616,511
#Jaguar Land Rover 144A
5.625% 2/1/23	1,030,000	1,081,500
8.125% 5/15/21	2,740,000	3,151,000
		17,861,914
Banking – 1.55%
*Barclays Bank 7.625% 11/21/22	3,065,000	3,133,963
•Citigroup 5.35% 5/29/49	2,400,000	2,417,966
#•HBOS Capital Funding 144A 6.071% 6/29/49	5,280,000	4,890,600
		10,442,529
Basic Industry – 12.67%
AK Steel 7.625% 5/15/20	1,577,000	1,375,933
#American Builders & Contractors Supply 144A 5.625% 4/15/21	910,000	947,538
#APERAM 144A 7.75% 4/1/18	2,095,000	2,068,813
ArcelorMittal 6.125% 6/1/18	6,335,000	6,946,935
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,882,000	3,184,610
#Essar Steel Algoma 144A 9.375% 3/15/15	1,773,000	1,693,215
#FMG Resources August 2006 144A
6.875% 2/1/18	1,308,000	1,397,925
*6.875% 4/1/22	1,734,000	1,866,218
HD Supply
#144A 7.50% 7/15/20	3,345,000	3,629,324
10.50% 1/15/21	910,000	957,775
Headwaters 7.625% 4/1/19	2,444,000	2,657,850
Immucor 11.125% 8/15/19	2,245,000	2,587,363
#Ineos Group Holdings 144A 8.50% 2/15/16	4,862,000	4,950,123
#Inmet Mining 144A 8.75% 6/1/20	2,779,000	3,015,215
#JMC Steel Group 144A 8.25% 3/15/18	2,635,000	2,770,044
#Kinove German Bondco 144A 9.625% 6/15/18	2,465,000	2,797,775
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	2,597,000	2,720,358
#MacDermid 144A 9.50% 4/15/17	2,711,000	2,809,274
#Masonite International 144A 8.25% 4/15/21	3,451,000	3,882,374
#Murray Energy 144A 10.25% 10/15/15	1,953,000	2,001,825
#New Gold 144A 6.25% 11/15/22	3,100,000	3,208,500
Norcraft Finance 10.50% 12/15/15	1,600,000	1,678,000
Nortek 8.50% 4/15/21	2,420,000	2,716,450
Peabody Energy 6.25% 11/15/21	1,715,000	1,837,194
#Perstorp Holding 144A 8.75% 5/15/17	3,030,000	3,276,188
Rockwood Specialties Group 4.625% 10/15/20	2,796,000	2,960,265
#Ryerson 144A
9.00% 10/15/17	1,947,000	2,129,531
11.25% 10/15/18	804,000	872,340
#Sappi Papier Holding 144A 8.375% 6/15/19	2,825,000	3,174,594
#Taminco Global Chemical 144A 9.75% 3/31/20	2,984,000	3,401,759
#TPC Group 144A 8.75% 12/15/20	3,665,000	3,884,899
#U.S. Coatings Acquisition 144A 7.375% 5/1/21	1,900,000	2,035,375
		85,435,582
Capital Goods – 5.14%
Anixter 10.00% 3/15/14	1,169,000	1,253,753
#Ardagh Packaging Finance 144A 7.00% 11/15/20	3,310,000	3,508,599
Berry Plastics 9.75% 1/15/21	1,554,000	1,849,260

#BOE Merger PIK 144A 9.50% 11/1/17	3,039,000	3,297,315
#Consolidated Container 144A 10.125% 7/15/20	2,684,000	2,992,660
#Crown Americas 144A 4.50% 1/15/23	295,000	302,744
#GenCorp 144A 7.125% 3/15/21	1,475,000	1,596,688
Kratos Defense & Security Solutions 10.00% 6/1/17	2,393,000	2,650,248
#Milacron 144A 7.75% 2/15/21	3,010,000	3,145,450
Mueller Water Products 7.375% 6/1/17	2,584,000	2,667,980
Reynolds Group Issuer 9.875% 8/15/19	4,665,000	5,248,124
#Sealed Air 144A
8.125% 9/15/19	503,000	578,450
8.375% 9/15/21	1,979,000	2,325,325
#Silver II Borrower 144A 7.75% 12/15/20	3,025,000	3,259,438
		34,676,034
Consumer Cyclical – 5.58%
Burlington Coat Factory Warehouse 10.00% 2/15/19	2,950,000	3,315,063
#CDR DB Sub 144A 7.75% 10/15/20	3,590,000	3,782,962
CKE Restaurants 11.375% 7/15/18	169,000	177,663
Dave & Buster's 11.00% 6/1/18	2,621,000	2,978,111
#^Dave & Buster's Entertainment 144A 10.00% 2/15/16	3,652,000	2,834,865
Express 8.75% 3/1/18	1,260,000	1,376,550
#Landry's 144A 9.375% 5/1/20	3,131,000	3,463,669
Michaels Stores 11.375% 11/1/16	522,000	548,105
#Pantry 144A 8.375% 8/1/20	2,886,000	3,167,385
#Party City Holdings 144A 8.875% 8/1/20	3,248,000	3,686,480
Quiksilver 6.875% 4/15/15	3,341,000	3,349,419
#Rent-A-Center 144A 4.75% 5/1/21	370,000	374,625
Rite Aid 9.25% 3/15/20	2,692,000	3,129,450
#Tempur-Pedic International 144A 6.875% 12/15/20	2,305,000	2,526,856
#Wok Acquisition 144A 10.25% 6/30/20	2,617,000	2,888,514
		37,599,717
Consumer Non-Cyclical – 2.37%
#Alphabet Holding PIK 144A 7.75% 11/1/17	1,160,000	1,215,100
Constellation Brands
3.75% 5/1/21	530,000	539,938
4.25% 5/1/23	2,115,000	2,175,806
Del Monte 7.625% 2/15/19	2,340,000	2,506,725
#ESAL 144A 6.25% 2/5/23	910,000	909,090
#Heinz (H.J.) 144A 7.125% 8/1/39	1,410,000	1,614,450
#JBS USA 144A 8.25% 2/1/20	2,363,000	2,622,930
#Spectrum Brands Escrow 144A
6.375% 11/15/20	600,000	657,000
6.625% 11/15/22	2,265,000	2,502,825
Visant 10.00% 10/1/17	1,303,000	1,270,425
		16,014,289
Energy – 13.84%
American Petroleum Tankers Parent 10.25% 5/1/15	1,698,000	1,741,520
AmeriGas Finance 7.00% 5/20/22	2,806,000	3,149,735
Antero Resources Finance 6.00% 12/1/20	3,245,000	3,447,812
#Athlon Holdings 144A 7.375% 4/15/21	2,275,000	2,400,125
#Bonanza Creek Energy 144A 6.75% 4/15/21	875,000	927,500
Calumet Specialty Products Partners 9.375% 5/1/19	6,051,000	6,807,374
Chaparral Energy
#144A 7.625% 11/15/22	1,465,000	1,611,500
8.25% 9/1/21	3,081,000	3,496,934
Chesapeake Energy
5.375% 6/15/21	655,000	684,475
5.75% 3/15/23	975,000	1,060,313
6.125% 2/15/21	531,000	586,755
6.625% 8/15/20	2,162,000	2,456,573
Comstock Resources 7.75% 4/1/19	3,039,000	3,266,925
Copano Energy
7.125% 4/1/21	976,000	1,134,600
7.75% 6/1/18	1,248,000	1,307,280
Crosstex Energy
7.125% 6/1/22	1,603,000	1,747,270
8.875% 2/15/18	1,464,000	1,606,740
#Drill Rigs Holdings 144A 6.50% 10/1/17	3,006,000	3,058,605
#Exterran Partners 144A 6.00% 4/1/21	3,280,000	3,362,000
#Genesis Energy 144A 5.75% 2/15/21	3,665,000	3,864,283
#Halcon Resources 144A 8.875% 5/15/21	3,485,000	3,755,087

#Hercules Offshore 144A 10.50% 10/15/17	4,101,000	4,480,342
#Hilcorp Energy I 144A 8.00% 2/15/20	2,045,000	2,280,175
Kodiak Oil & Gas
#144A 5.50% 1/15/21	1,095,000	1,156,594
8.125% 12/1/19	2,603,000	2,973,928
Laredo Petroleum
7.375% 5/1/22	698,000	771,290
9.50% 2/15/19	2,701,000	3,092,645
Linn Energy
6.50% 5/15/19	781,000	831,765
8.625% 4/15/20	1,563,000	1,754,468
Oasis Petroleum 7.25% 2/1/19	2,014,000	2,195,260
#Offshore Group Investment 144A 7.125% 4/1/23	1,445,000	1,510,025
#PDC Energy 144A 7.75% 10/15/22	3,117,000	3,420,908
#Penn Virginia 144A 8.50% 5/1/20	1,165,000	1,173,738
Pioneer Drilling 9.875% 3/15/18	2,931,000	3,235,091
Range Resources 5.00% 8/15/22	2,565,000	2,744,550
#Regency Energy Partners 144A 4.50% 11/1/23	670,000	695,125
Rosetta Resources 5.625% 5/1/21	2,025,000	2,113,594
#Samson Investment 144A 9.75% 2/15/20	2,448,000	2,613,240
SandRidge Energy
7.50% 3/15/21	1,003,000	1,045,628
8.125% 10/15/22	3,127,000	3,345,890
8.75% 1/15/20	387,000	417,960
		93,325,622
Financials – 2.05%
E Trade Financial 6.375% 11/15/19	3,170,000	3,423,600
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	3,926,000	3,749,330
International Lease Finance 4.625% 4/15/21	1,450,000	1,478,094
#Nuveen Investments 144A 9.50% 10/15/20	4,756,000	5,148,370
		13,799,394
Healthcare – 5.85%
Air Medical Group Holdings 9.25% 11/1/18	1,983,000	2,206,088
Alere
#144A 7.25% 7/1/18	1,605,000	1,737,413
9.00% 5/15/16	2,306,000	2,425,624
#Biomet 144A 6.50% 10/1/20	3,000,000	3,149,999
#CDRT Holding PIK 144A 9.25% 10/1/17	1,468,000	1,539,565
Community Health Systems
7.125% 7/15/20	1,605,000	1,795,594
8.00% 11/15/19	2,274,000	2,589,518
HCA 7.50% 2/15/22	2,524,000	3,022,489
Kinetic Concepts
10.50% 11/1/18	2,141,000	2,413,978
12.50% 11/1/19	1,897,000	2,053,503
#Multiplan 144A 9.875% 9/1/18	3,468,000	3,923,174
Radnet Management 10.375% 4/1/18	1,697,000	1,824,275
#Sky Growth Acquisition 144A 7.375% 10/15/20	4,531,000	4,859,497
#STHI Holding 144A 8.00% 3/15/18	2,404,000	2,644,400
#Truven Health Analytics 144A 10.625% 6/1/20	1,133,000	1,302,950
#VPI Escrow 144A 6.375% 10/15/20	1,791,000	1,992,488
		39,480,555
Insurance – 3.97%
•American International Group 8.175% 5/15/58	3,790,000	5,144,925
#Hub International 144A 8.125% 10/15/18	3,402,000	3,678,413
•ING Groep 5.775% 12/29/49	6,567,000	6,402,824
#•Liberty Mutual Group 144A 7.00% 3/15/37	3,139,000	3,256,713
#Onex USI Acquisition 144A 7.75% 1/15/21	3,200,000	3,312,000
•XL Group 6.50% 12/29/49	5,007,000	4,944,413
		26,739,288
Media – 7.15%
AMC Networks 4.75% 12/15/22	1,695,000	1,750,088
CCO Holdings 5.25% 9/30/22	2,861,000	2,928,949
#Cequel Communications Escrow I 144A 6.375% 9/15/20	2,445,000	2,616,150
Clear Channel Communications 9.00% 3/1/21	5,535,000	5,438,137
Clear Channel Worldwide Holdings 7.625% 3/15/20	3,176,000	3,435,391
CSC Holdings 6.75% 11/15/21	2,155,000	2,472,863
#DISH DBS 144A 5.00% 3/15/23	2,960,000	2,886,000
Entravision Communications 8.75% 8/1/17	1,504,000	1,628,080
#Griffey Intermediate 144A 7.00% 10/15/20	3,155,000	3,210,212

#Lynx II 144A 6.375% 4/15/23	295,000	320,813
#MDC Partners 144A 6.75% 4/1/20	2,040,000	2,131,800
#Nara Cable Funding 144A 8.875% 12/1/18	3,300,000	3,532,575
#Nexstar Broadcasting 144A 6.875% 11/15/20	3,150,000	3,370,499
#ONO Finance II 144A 10.875% 7/15/19	1,597,000	1,700,805
Satelites Mexicanos 9.50% 5/15/17	1,384,000	1,512,020
#Univision Communications 144A 8.50% 5/15/21	5,921,000	6,631,519
#UPCB Finance VI 144A 6.875% 1/15/22	2,409,000	2,655,923
		48,221,824
Services – 12.14%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	1,450,000	1,573,250
10.75% 10/15/19	6,417,000	6,561,382
#Aramark 144A 5.75% 3/15/20	1,665,000	1,752,413
#Avis Budget Car Rental 144A 5.50% 4/1/23	2,825,000	2,927,406
#BC Mountain 144A 7.00% 2/1/21	925,000	996,688
*#Beazer Homes USA 144A 7.25% 2/1/23	865,000	908,250
Caesars Entertainment Operating 8.50% 2/15/20	3,228,000	3,125,107
#Carlson Wagonlit 144A 6.875% 6/15/19	2,755,000	2,934,075
#CEVA Group 144A 8.375% 12/1/17	1,735,000	1,739,338
CityCenter Holdings PIK 10.75% 1/15/17	1,455,000	1,616,869
#DigitalGlobe 144A 5.25% 2/1/21	2,750,000	2,787,813
#Geo Group 144A 5.125% 4/1/23	2,665,000	2,768,269
#H&E Equipment Services 144A 7.00% 9/1/22	2,906,000	3,232,924
Kansas City Southern de Mexico 6.125% 6/15/21	767,000	904,677
M/I Homes 8.625% 11/15/18	3,454,000	3,851,209
#Mattamy Group 144A 6.50% 11/15/20	3,175,000	3,151,187
Meritage Homes 7.00% 4/1/22	565,000	639,863
MGM Resorts International
#144A 6.75% 10/1/20	2,790,000	3,069,000
*7.75% 3/15/22	1,360,000	1,560,600
11.375% 3/1/18	3,940,000	5,112,149
NCL
#144A 5.00% 2/15/18	2,518,000	2,628,163
9.50% 11/15/18	325,000	369,688
PHH
7.375% 9/1/19	1,537,000	1,763,708
9.25% 3/1/16	1,448,000	1,705,020
Pinnacle Entertainment
7.75% 4/1/22	1,075,000	1,182,500
8.75% 5/15/20	224,000	249,200
Seven Seas Cruises 9.125% 5/15/19	2,777,000	3,051,229
Standard Pacific 10.75% 9/15/16	820,000	1,027,050
Swift Services Holdings 10.00% 11/15/18	2,983,000	3,430,449
#Taylor Morrison Communities 144A 7.75% 4/15/20	2,089,000	2,355,348
Toll Brothers Finance 4.375% 4/15/23	2,915,000	2,973,965
United Rentals North America
6.125% 6/15/23	585,000	633,263
7.625% 4/15/22	791,000	911,628
8.25% 2/1/21	2,726,000	3,121,269
#Watco 144A 6.375% 4/1/23	1,505,000	1,576,488
West 7.875% 1/15/19	3,353,000	3,671,534
		81,862,971
Technology & Electronics – 5.41%
#Avaya 144A 10.50% 3/1/21	3,516,000	3,261,090
CDW
8.50% 4/1/19	1,681,000	1,893,226
12.535% 10/12/17	1,276,000	1,378,080
First Data
#144A 8.25% 1/15/21	3,060,000	3,266,550
11.25% 3/31/16	3,262,000	3,335,395
#144A 11.25% 1/15/21	2,315,000	2,430,750
GXS Worldwide 9.75% 6/15/15	2,733,000	2,828,655
iGate 9.00% 5/1/16	2,524,000	2,763,780
Infor US 9.375% 4/1/19	4,042,000	4,628,090
j2 Global 8.00% 8/1/20	4,173,000	4,527,705
MagnaChip Semiconductor 10.50% 4/15/18	2,420,000	2,722,500
#Viasystems 144A 7.875% 5/1/19	3,234,000	3,468,465
		36,504,286

Telecommunications – 8.54%
#Clearwire Communications 144A 12.00% 12/1/15	3,100,000	3,322,813
#Cogeco Cable 144A 4.875% 5/1/20	1,555,000	1,588,044
#Columbus International 144A 11.50% 11/20/14	2,664,000	2,977,020
#Digicel Group 144A 8.25% 9/30/20	4,495,000	4,832,124
Equinix
4.875% 4/1/20	1,067,000	1,120,350
5.375% 4/1/23	2,133,000	2,244,983
Hughes Satellite Systems 7.625% 6/15/21	2,524,000	2,908,910
Intelsat Bermuda 11.25% 2/4/17	3,669,000	3,912,070
Intelsat Jackson Holdings 7.25% 10/15/20	1,079,000	1,201,736
#Intelsat Luxembourg 144A
7.75% 6/1/21	3,610,000	3,817,575
8.125% 6/1/23	1,315,000	1,405,406
Level 3 Communications
#144A 8.875% 6/1/19	438,000	485,633
11.875% 2/1/19	3,316,000	3,917,024
#Level 3 Financing 144A 7.00% 6/1/20	1,455,000	1,544,119
#MetroPCS Wireless 144A 6.25% 4/1/21	1,440,000	1,551,600
#Softbank 144A 4.50% 4/15/20	1,700,000	1,763,726
Sprint Capital 8.75% 3/15/32	1,611,000	1,913,063
Sprint Nextel
8.375% 8/15/17	2,056,000	2,405,520
9.125% 3/1/17	3,057,000	3,614,903
#Wind Acquisition Finance 144A
6.50% 4/30/20	415,000	436,269
7.25% 2/15/18	4,225,000	4,469,900
11.75% 7/15/17	1,575,000	1,697,063
Windstream 7.50% 6/1/22	1,653,000	1,830,698
Zayo Group 10.125% 7/1/20	2,216,000	2,631,500
		57,592,049
Utilities – 1.78%
AES
4.875% 5/15/23	1,060,000	1,083,850
7.375% 7/1/21	2,923,000	3,492,985
Elwood Energy 8.159% 7/5/26	1,474,539	1,542,737
GenOn Americas Generation 8.50% 10/1/21	1,970,000	2,344,300
GenOn Energy 9.875% 10/15/20	3,045,000	3,532,200
		11,996,072
Total Corporate Bonds (cost $564,791,848)		611,552,126

«Senior Secured Loans – 2.67%
Equipower Resources Holdings 8.50% 5/23/19	1,155,000	1,189,650
Hostess Brands 5.50% 3/12/20	2,610,000	2,680,144
@Midstates Petroleum 9.00% 4/4/14	2,860,000	2,860,000
Panda Temple Power II 7.25% 3/28/19	2,610,000	2,662,200
Rite Aid 4.75% 8/3/20	1,586,000	1,648,779
Smart & Final 9.25% 11/8/20	3,330,000	3,461,811
Supervalu 6.25% 1/10/19	3,470,000	3,527,834
Total Senior Secured Loans (cost $17,644,940)		18,030,418

	Number of
	Shares
Common Stock – 1.25%
*†Alliance HealthCare Services	21,506	274,202
†=Century Communications	4,250,000	0
CenturyLink	45,028	1,691,702
†Delta Air Lines	266	4,559
†DIRECTV Class A	19,150	1,083,124
†Flextronics International	49,950	357,143
L Brands	33,502	1,688,836
NRG Energy	63,006	1,755,976
†United Rentals	30,298	1,593,978
Total Common Stock (cost $7,979,244)		8,449,520

Convertible Preferred Stock – 0.25%
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	1,630	1,652,413
Total Convertible Preferred Stock (cost $1,687,050)		1,652,413

Preferred Stocks – 1.64%
#Ally Financial 144A 7.00%	5,900	5,822,747
•GMAC Capital Trust I 8.125%	73,000	1,999,470
*Regions Financial 6.375%	126,000	3,233,160
Total Preferred Stocks (cost $9,009,734)		11,055,377

	Principal
	Amount (U.S. $)
Short-Term Investments – 3.56%
Repurchase Agreements – 3.56%
Bank of America 0.11%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $6,074,381
(collateralized by U.S. Government obligations 4.50%
5/15/38; market value $6,195,850)	$6,074,362	6,074,362

BNP Paribas 0.14%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $17,926,708
(collateralized by U.S. Government obligations 0.25%-0.875%
3/31/15-1/31/17; market value $18,285,172)	17,926,638	17,926,638
Total Short-Term Investments (cost $24,001,000)		24,001,000

Total Value of Securities Before Securities Lending Collateral – 100.33%
(cost $626,646,985)		676,577,814

	Number of
	Shares
**Securities Lending Collateral – 0.09%
Investment Companies
Delaware Investments Collateral Fund No.1	617,483	617,483
@†Mellon GSL Reinvestment Trust II	370,427	0
Total Securities Lending Collateral (cost $987,910)		617,483

Total Value of Securities – 100.42%
(cost $627,634,895)		677,195,297 ©
**Obligation to Return Securities Lending Collateral – (0.15%)		(987,910)
Other Liabilities Net of Receivables and Other Assets – (0.27%)		(1,849,172)
Net Assets Applicable to 153,570,589 Shares Outstanding – 100.00%		$674,358,215

ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2013.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $324,126,004, which represented 48.06% of the Fund’s net assets. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
*Fully or partially on loan.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $2,860,000, which represented 0.42% of the Fund’s net assets. See Note 4 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2013.
†Non income producing security.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $961,698 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2009-July 31, 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$627,770,455
Aggregate unrealized appreciation	$51,339,103
Aggregate unrealized depreciation	(1,914,261)
Net unrealized appreciation	$49,424,842

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2012 will expire as follows: $2,444,810 expires in 2016 and $40,500,385 expires in 2017. The use of these losses is subject to an annual limitation in accordance with the internal revenue code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$3,210,852	$-

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$8,449,520	$-	$-	$8,449,520
Corporate Debt	-	633,071,917	-	633,071,917
Short-Term Investments	-	24,001,000	-	24,001,000
Securities Lending Collateral	-	617,483	-	617,483
Preferred Stock	5,232,630	5,822,747	-	11,055,377
Total	$13,682,150	$663,513,147	$-	$677,195,297

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the period ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2013, the value of the securities on loan was $961,698, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2013, the value of invested collateral was $617,483. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Core Bond Fund

April 30, 2013

	Principal	Value
	Amount (U.S. $)	(U.S.$)
Agency Asset-Backed Securities – 0.08%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$11,004	$11,815
•Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	5,519	5,766
Series 2002-W11 AV1 0.54% 11/25/32	1,088	1,007
Total Agency Asset-Backed Securities (cost $17,508)		18,588

Agency Collateralized Mortgage Obligations – 3.46%
Fannie Mae REMICs
Series 2003-W15 2A7 5.55% 8/25/43	14,400	16,008
Series 2004-49 EB 5.00% 7/25/24	34,088	37,892
Series 2006-105 ME 5.50% 11/25/36	235,000	279,014
Series 2010-35 AB 5.00% 11/25/49	50,915	54,788
Series 2010-116 Z 4.00% 10/25/40	38,803	42,111
Series 2011-134 PA 4.00% 9/25/40	36,124	37,194
Series 2012-19 HB 4.00% 1/25/42	69,988	72,938
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	26,921	30,898
Series 3027 DE 5.00% 9/15/25	38,420	42,471
Series 3656 PM 5.00% 4/15/40	10,000	11,179
•Series 3800 AF 0.699% 2/15/41	93,431	94,189
GNMA Series 2010-113 KE 4.50% 9/20/40	50,000	57,610
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	20,000	21,372
•Vendee Mortgage Trust Series 2000-1 1A 6.558% 1/15/30	18,748	22,484
Total Agency Collateralized Mortgage Obligations (cost $787,854)		820,148

Agency Mortgage-Backed Securities – 39.19%
Fannie Mae 4.50% 5/1/41	17,239	18,070
•Fannie Mae ARM
2.291% 12/1/33	13,122	13,805
2.639% 8/1/34	19,018	20,322
Fannie Mae Relocation 30 yr 5.00% 1/1/34	1,211	1,299
Fannie Mae S.F. 15 yr
2.50% 2/1/28	53,410	55,967
2.50% 5/1/28	5,000	5,243
3.00% 3/1/27	709,363	753,174
3.00% 11/1/27	7,632	8,102
3.50% 7/1/26	18,298	19,660
3.50% 10/1/26	102,434	108,875
4.00% 11/1/25	211,691	229,689
Fannie Mae S.F. 15 yr TBA
2.50% 5/1/28	1,121,000	1,172,146
2.50% 6/1/28	315,000	328,732
3.00% 5/1/28	893,000	943,092
3.00% 6/1/28	65,000	68,555
Fannie Mae S.F. 20 yr
5.00% 11/1/23	1,539	1,691
5.50% 8/1/28	25,919	28,222
5.50% 12/1/29	3,070	3,343

Fannie Mae S.F. 30 yr
4.00% 11/1/40	7,237	7,748
4.00% 1/1/41	35,732	38,258
4.00% 2/1/41	45,204	48,400
4.00% 3/1/41	72,654	77,824
4.00% 7/1/41	43,707	47,671
4.00% 9/1/41	5,250	5,623
4.00% 10/1/41	23,643	25,315
4.00% 12/1/41	100,606	107,718
4.00% 3/1/42	71,023	76,650
4.00% 1/1/43	116,508	124,791
4.50% 7/1/36	5,176	5,584
4.50% 4/1/40	9,294	10,035
4.50% 8/1/40	35,043	37,779
4.50% 11/1/40	18,304	19,764
4.50% 2/1/41	8,316	8,984
4.50% 3/1/41	39,357	42,520
4.50% 5/1/41	6,238	6,745
4.50% 8/1/41	36,867	39,831
4.50% 10/1/41	23,852	25,770
4.50% 11/1/41	19,868	21,466
5.00% 2/1/35	266,005	289,855
7.50% 12/1/32	4,619	5,099
9.50% 4/1/18	367	413
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/43	1,291,000	1,350,304
3.00% 6/1/43	700,000	730,188
3.50% 5/1/43	30,000	31,964
3.50% 6/1/43	595,000	632,466
4.50% 5/1/43	100,000	107,813
4.50% 7/1/43	425,000	457,141
Freddie Mac 4.50% 1/1/41	35,917	37,678
•Freddie Mac ARM
2.358% 4/1/33	3,961	4,016
2.763% 7/1/36	5,001	5,366
2.865% 4/1/34	2,787	2,978
5.006% 8/1/38	106,469	114,043
Freddie Mac Relocation 15 yr 3.50% 10/1/18	1,169	1,217
Freddie Mac S.F. 15 yr
5.00% 4/1/20	6,115	6,505
5.50% 7/1/24	43,669	47,125
Freddie Mac S.F. 30 yr
3.00% 11/1/42	15,921	16,663
4.00% 10/1/40	20,649	22,056
4.00% 11/1/40	13,207	14,107
4.00% 12/1/40	394,835	421,749
4.00% 2/1/42	10,000	10,682
4.50% 10/1/39	25,281	27,074
4.50% 11/1/39	44,273	47,412
4.50% 3/1/42	81,855	87,710
6.00% 8/1/38	97,751	107,520
6.00% 10/1/38	146,479	161,305
GNMA I S.F. 30 yr 7.50% 2/15/32	1,910	2,342
Total Agency Mortgage-Backed Securities (cost $9,254,886)		9,301,254

Commercial Mortgage-Backed Securities – 1.75%
•Bear Stearns Commercial Mortgage Securities Series 2005-PW10 A4 5.405% 12/11/40	25,000	27,521
•COMM Mortgage Trust Series 2005-C6 A5A 5.116% 6/10/44	30,000	32,588
tCommercial Mortgage Pass Through Certificates Series 2013-CR7 A4 3.213% 3/10/46	15,000	15,746
t•Credit Suisse Commercial Mortgage Pass Through Certificates Series 2006-C1 AAB 5.581% 2/15/39	10,026	10,391
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	20,000	20,744
Series 2005-GG4 A4A 4.751% 7/10/39	80,000	84,979
•Series 2006-GG6 A4 5.553% 4/10/38	25,000	27,752
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.368%12/15/44	15,000	16,445
Series 2011-C5 A3 4.171% 8/15/46	45,000	50,915

•Morgan Stanley Capital I Trust Series 2007-T27 A4 5.816% 6/11/42	70,000	82,011
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	20,000	20,505
Series 2013-C11 A5 3.071% 3/15/45	15,000	15,570
Series 2013-C13 AS 3.345% 5/15/45	10,000	10,400
Total Commercial Mortgage-Backed Securities (cost $383,639)		415,567

Corporate Bonds – 29.09%
Banking – 4.74%
Abbey National Treasury Services 4.00% 4/27/16	70,000	75,251
#Bank Nederlandse Gemeenten 144A
1.375% 3/19/18	50,000	50,705
2.50% 1/23/23	66,000	67,075
Bank of America 2.00% 1/11/18	105,000	105,454
BB&T
5.20% 12/23/15	30,000	33,260
5.25% 11/1/19	101,000	118,260
City National 5.25% 9/15/20	30,000	34,165
JPMorgan Chase 3.375% 5/1/23	65,000	64,973
Morgan Stanley 2.125% 4/25/18	60,000	60,203
•PNC Financial Services Group 8.25% 8.25% 5/29/49	35,000	35,245
PNC Funding 5.125% 2/8/20	170,000	201,790
Regions Financial 2.00% 5/15/18	20,000	19,949
Santander Holdings USA 4.625% 4/19/16	20,000	21,487
SunTrust Banks 3.60% 4/15/16	20,000	21,458
SVB Financial Group 5.375% 9/15/20	50,000	57,350
U.S. Bancorp 3.15% 3/4/15	55,000	57,696
•Wachovia 0.647% 10/15/16	20,000	19,767
Zions Bancorporation 7.75% 9/23/14	75,000	81,429
		1,125,517
Basic Industry – 2.56%
Barrick Gold
#144A 2.50% 5/1/18	10,000	10,059
3.85% 4/1/22	30,000	30,179
#144A 4.10% 5/1/23	15,000	15,061
Cabot
2.55% 1/15/18	75,000	77,547
3.70% 7/15/22	25,000	25,888
CF Industries 6.875% 5/1/18	75,000	90,383
Dow Chemical 8.55% 5/15/19	118,000	159,300
duPont (E.I.) de Nemours 2.80% 2/15/23	5,000	5,147
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	60,000	60,600
Georgia-Pacific 8.00% 1/15/24	50,000	70,538
International Paper
6.00% 11/15/41	20,000	24,433
9.375% 5/15/19	5,000	6,937
Lubrizol 5.50% 10/1/14	15,000	16,067
Praxair 1.25% 11/7/18	15,000	15,019
		607,158
Brokerage – 0.50%
Jefferies Group
5.125% 1/20/23	20,000	21,745
5.875% 6/8/14	10,000	10,600
6.45% 6/8/27	15,000	16,892
6.50% 1/20/43	10,000	11,035
Lazard Group 6.85% 6/15/17	50,000	57,562
		117,834
Capital Goods – 0.15%
#URS 144A 4.10% 4/1/17	35,000	36,879
		36,879
Communications – 2.97%
American Tower 5.90% 11/1/21	35,000	41,894

#American Tower Trust I 144A
1.551% 3/15/18	10,000	10,146
3.07% 3/15/23	30,000	30,858
#CC Holdings GS V 144A 3.849% 4/15/23	10,000	10,333
#COX Communications 144A
2.95% 6/30/23	15,000	14,999
3.25% 12/15/22	60,000	62,261
#Crown Castle Towers 144A 4.883% 8/15/20	85,000	98,255
Interpublic Group
2.25% 11/15/17	20,000	20,170
3.75% 2/15/23	35,000	35,281
Qwest 6.75% 12/1/21	15,000	17,683
#SBA Tower Trust 144A 2.24% 4/15/18	25,000	25,151
#SES 144A 3.60% 4/4/23	45,000	46,867
Telefonica Emisiones 6.421% 6/20/16	85,000	95,985
Time Warner Cable
8.25% 2/14/14	5,000	5,294
8.25% 4/1/19	45,000	59,126
Viacom 3.25% 3/15/23	30,000	30,791
#Vivendi 144A 6.625% 4/4/18	55,000	65,073
Vodafone Group 2.95% 2/19/23	35,000	35,296
		705,463
Consumer Cyclical – 1.87%
#ADT 144A 4.125% 6/15/23	20,000	21,039
Amazon.com 2.50% 11/29/22	55,000	54,123
eBay 4.00% 7/15/42	35,000	33,111
Historic TW 6.875% 6/15/18	85,000	106,451
Host Hotels & Resorts
3.75% 10/15/23	5,000	5,113
5.25% 3/15/22	35,000	39,200
#QVC 144A 4.375% 3/15/23	30,000	30,785
TJX 2.50% 5/15/23	15,000	15,065
Walgreen 3.10% 9/15/22	50,000	50,938
#Wesfarmers 144A 1.874% 3/20/18	20,000	20,318
Western Union
2.875% 12/10/17	5,000	5,122
3.65% 8/22/18	25,000	26,162
Wyndham Worldwide
2.50% 3/1/18	20,000	20,185
4.25% 3/1/22	15,000	15,907
		443,519
Consumer Non-Cyclical – 3.13%
Allergan 2.80% 3/15/23	55,000	56,736
Boston Scientific 6.00% 1/15/20	15,000	17,732
Brown-Foreman 2.25% 1/15/23	100,000	99,565
#CareFusion 144A 3.30% 3/1/23	40,000	40,993
Celgene 3.95% 10/15/20	35,000	38,555
Energizer Holdings 4.70% 5/24/22	50,000	54,017
GlaxoSmithKline Capital 2.80% 3/18/23	25,000	25,763
McKesson 2.85% 3/15/23	100,000	102,116
Medtronic
2.75% 4/1/23	15,000	15,281
4.00% 4/1/43	5,000	5,081
Molson Coors Brewing 5.00% 5/1/42	30,000	33,317
#Mylan 144A 3.125% 1/15/23	25,000	24,947
Newell Rubbermaid 2.05% 12/1/17	15,000	15,162
St. Jude Medical 3.25% 4/15/23	55,000	56,758
Yale University 2.90% 10/15/14	15,000	15,571
Zimmer Holdings 4.625% 11/30/19	75,000	85,814
#Zoetis 144A 3.25% 2/1/23	55,000	56,587
		743,995
Electric – 3.11%
American Electric Power 1.65% 12/15/17	55,000	55,605

CenterPoint Energy 5.95% 2/1/17	25,000	29,033
Exelon Generation 4.25% 6/15/22	70,000	74,742
•FPL Group Capital 6.35% 10/1/66	55,000	58,413
Great Plains Energy 5.292% 6/15/22	40,000	46,228
Indiana Michigan Power 3.20% 3/15/23	10,000	10,282
•Integrys Energy Group 6.11% 12/1/66	40,000	42,434
Kansas City Power & Light 3.15% 3/15/23	15,000	15,476
LG&E & KU Energy
3.75% 11/15/20	55,000	59,576
4.375% 10/1/21	30,000	33,281
#Metropolitan Edison 144A 3.50% 3/15/23	50,000	51,774
#Narragansett Electric 144A 4.17% 12/10/42	20,000	20,491
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	30,000	30,675
PPL Electric Utilities 3.00% 9/15/21	20,000	21,374
SCANA 4.125% 2/1/22	115,000	122,600
•Wisconsin Energy 6.25% 5/15/67	60,000	65,459
		737,443
Energy – 2.50%
Noble Holding International 3.95% 3/15/22	50,000	52,401
Petrobras International Finance 5.375% 1/27/21	40,000	44,371
#Petroleos Mexicanos 144A 3.50% 1/30/23	30,000	30,600
Pride International 6.875% 8/15/20	80,000	101,823
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	52,353	56,672
Talisman Energy 5.50% 5/15/42	70,000	76,044
Total Capital Canada 2.75% 7/15/23	40,000	40,786
Transocean 2.50% 10/15/17	50,000	50,988
Weatherford International
4.50% 4/15/22	20,000	21,335
9.625% 3/1/19	35,000	46,334
#Woodside Finance 144A
8.125% 3/1/14	30,000	31,780
8.75% 3/1/19	30,000	40,199
		593,333
Financials – 0.73%
General Electric Capital
3.10% 1/9/23	20,000	20,335
4.375% 9/16/20	5,000	5,681
6.00% 8/7/19	120,000	147,216
		173,232
Insurance – 2.42%
American International Group 6.40% 12/15/20	95,000	119,050
•Chubb 6.375% 3/29/67	35,000	39,113
#Highmark 144A
4.75% 5/15/21	20,000	20,239
6.125% 5/15/41	5,000	4,920
#ING U.S. 144A
2.90% 2/15/18	10,000	10,246
5.50% 7/15/22	45,000	51,265
#Liberty Mutual Group 144A
4.95% 5/1/22	35,000	39,030
6.50% 5/1/42	30,000	35,417
MetLife 6.817% 8/15/18	110,000	138,430
Prudential Financial
•5.625% 6/15/43	40,000	42,100
6.00% 12/1/17	40,000	47,889
WellPoint 3.30% 1/15/23	25,000	25,838
		573,537
Natural Gas – 1.84%
Energy Transfer Partners 9.70% 3/15/19	18,000	24,590
Enterprise Products Operating 9.75% 1/31/14	70,000	74,739
Kinder Morgan Energy Partners 9.00% 2/1/19	50,000	67,693
NiSource Finance 4.80% 2/15/44	45,000	46,487

Plains All American Pipeline 8.75% 5/1/19	45,000	61,308
Southern Natural Gas 4.40% 6/15/21	20,000	22,383
Spectra Energy Capital 3.30% 3/15/23	20,000	20,414
Sunoco Logistics Partners Operations 3.45% 1/15/23	60,000	60,822
•TransCanada Pipelines 6.35% 5/15/67	55,000	58,770
		437,206
Real Estate – 1.08%
Boston Properties 3.125% 9/1/23	25,000	25,423
Digital Realty Trust
5.25% 3/15/21	40,000	45,662
5.875% 2/1/20	35,000	40,984
Duke Realty 3.625% 4/15/23	20,000	20,402
National Retail Properties 3.30% 4/15/23	25,000	25,063
Regency Centers
4.80% 4/15/21	15,000	16,988
5.875% 6/15/17	14,000	16,131
#WEA Finance 144A 4.625% 5/10/21	35,000	39,694
Weingarten Realty Investors 3.50% 4/15/23	25,000	25,537
		255,884
Technology – 1.19%
Apple 2.40% 5/3/23	35,000	34,953
Fidelity National Information Services 3.50% 4/15/23	30,000	30,409
Microsoft 2.125% 11/15/22	30,000	29,629
National Semiconductor 6.60% 6/15/17	50,000	60,693
NetApp
2.00% 12/15/17	20,000	20,174
3.25% 12/15/22	20,000	20,000
Symantec 4.20% 9/15/20	20,000	21,713
Xerox 6.35% 5/15/18	55,000	65,090
		282,661
Transportation – 0.30%
#ERAC USA Finance 144A 3.30% 10/15/22	30,000	30,687
FedEx 4.10% 4/15/43	20,000	20,010
#Kansas City Southern de Mexico 144A
2.35% 5/15/20	10,000	10,060
3.00% 5/15/23	10,000	10,051
		70,808
Total Corporate Bonds (cost $6,558,888)		6,904,469

Non-Agency Asset-Backed Securities – 4.84%
•American Express Credit Account Master Trust Series 2011-1 A 0.369% 4/17/17	100,000	100,134
Bank of America Auto Trust Series 2012-1 A3 0.78% 6/15/16	70,000	70,284
BMW Vehicle Lease Trust Series 2012-1 A3 0.75% 2/20/15	90,000	90,248
•Capital One Multi-Asset Execution Trust Series 2004-A1 A1 0.409% 12/15/16	30,000	30,019
•Chase Issuance Trust
Series 2012-A9 A9 0.349% 10/16/17	115,000	115,102
Series 2013-A3 A3 0.479% 4/15/20	105,000	105,000
•Citibank Credit Card Issuance Trust
Series 2008-A6 A6 1.399% 5/22/17	275,000	281,080
Series 2013-A1 A1 0.298% 4/24/17	115,000	115,000
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	35,000	35,567
Mercedes-Benz Auto Lease Trust Series 2013-A A4 0.72% 12/17/18	25,000	24,995
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	23,382	24,993
•#Volkswagen Credit Auto Master Owner Trust Series 2011-1A Note 144A 0.879% 9/20/16	120,000	120,796
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	35,000	35,168
Total Non-Agency Asset-Backed Securities (cost $1,144,564)		1,148,386

ΔRegional Bonds – 0.68%
Canada – 0.68%
Province of Manitoba
1.125% 6/1/18	35,000	35,298
2.10% 9/6/22	65,000	65,430
Province of Quebec 2.625% 2/13/23	60,000	61,314
Total Regional Bonds (cost $159,830)		162,042

U.S. Treasury Obligations – 19.69%
U.S. Treasury Bond 2.75% 11/15/42	1,345,000	1,304,860
U.S. Treasury Notes
0.625% 4/30/18	1,885,000	1,880,434
2.00% 2/15/23	1,445,000	1,487,447
Total U.S. Treasury Obligations (cost $4,616,447)		4,672,741

	Number of
	Shares
Preferred Stock – 0.17%
Alabama Power 5.625%	825	21,120
BB&T 5.85%	775	20,507
Total Preferred Stock (cost $39,464)		41,627

	Principal
	Amount (U.S. $)
Short-Term Investments – 31.57%
≠Discount Note – 3.75%
Federal Home Loan Bank 0.085% 5/24/13	$888,913	888,908
		888,908
Repurchase Agreement – 20.47%
Bank of America 0.11%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $1,229,252
(collateralized by U.S. government obligations 4.50%
5/15/38; market value $1,253,833)	1,229,248	1,229,248

BNP Paribas 0.14%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $3,627,766
(collateralized by U.S. government obligations 0.25%-0.875%
3/31/15-1/31/17; market value $3,700,308)	3,627,752	3,627,752
		4,857,000
≠U.S. Treasury Obligation – 7.35%
U.S. Treasury Bill 0.03% 5/30/13	1,745,602	1,745,574
		1,745,574
Total Short-Term Investments (cost $7,491,428)		7,491,482

Total Value of Securities – 130.52%
(cost $30,454,508)		30,976,304
zLiabilities Net of Receivables and Other Assets – (30.52%)		(7,243,899)
Net Assets Applicable to 2,191,175 Shares Outstanding – 100.00%		$23,732,405

•Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $1,402,912 which represented 5.91% of the Fund’s net assets. See Note 5 in “Notes.”
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
zOf this amount, $13,352,906 represents payable for securities purchased as of April 30, 2013.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) – Delaware Core Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2009 – July 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

To Be Announced Trades (TBA) – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g, “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments
At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013 the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$30,455,971
Aggregate unrealized appreciation	$545,168
Aggregate unrealized depreciation	(24,835)
Net unrealized appreciation	$520,333

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$11,553,548	$150,395	$11,703,943
Corporate Debt	-	6,904,469	-	6,904,469
Foreign Debt	-	162,042	-	162,042
Preferred Stock	41,627	-	-	41,627
U.S. Treasury Obligations	-	4,672,741	-	4,672,741
Short-Term Investments	-	7,491,482	-	7,491,482
Total	$41,627	$30,784,282	$150,395	$30,976,304

During the period ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s' policy is to recognize transfers between levels at the end of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Options Contracts – During the period ended April 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to reduced counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in written options for the period ended April 30, 2013.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended April 30, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Diversified Floating Rate Fund

April 30, 2013

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 0.44%
•Fannie Mae REMICs
Series 2004-36 FA 0.60% 5/25/34	USD	75,279	$75,660
Series 2005-66 FD 0.50% 7/25/35		89,082	89,130
Series 2005-106 QF 0.71% 12/25/35		544,104	548,807
Series 2006-105 FB 0.62% 11/25/36		91,551	92,080
Series 2007-109 NF 0.75% 12/25/37		39,987	40,422
•Freddie Mac REMICs
Series 3067 FA 0.549% 11/15/35		174,325	174,887
Series 3239 EF 0.549% 11/15/36		160,472	160,941
Series 3241 FM 0.579% 11/15/36		20,386	20,469
Series 3780 LF 0.599% 3/15/29		28,938	28,973
Total Agency Collateralized Mortgage Obligations (cost $1,219,405)			1,231,369

Agency Mortgage-Backed Security – 0.01%
•Freddie Mac ARM 2.382% 2/1/35		24,420	26,065
Total Agency Mortgage-Backed Security (cost $25,793)			26,065

Commercial Mortgage-Backed Securities – 0.12%
JPMorgan Chase Commercial Mortgage Securities Series 2011-C5 A3 4.171% 8/15/46		165,000	186,686
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30		155,000	159,422
Total Commercial Mortgage-Backed Securities (cost $348,238)			346,108

Convertible Bonds – 1.16%
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35		310,000	316,588
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27		205,000	216,916
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		334,000	337,340
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15		305,000	338,359
Mylan 3.75% exercise price $13.32, expiration date 9/15/15		19,000	42,465
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31		310,000	325,306
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17		200,000	194,000
PHH 4.00% exercise price $25.80, expiration date 8/27/14		665,000	731,084
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		289,000	364,863
Steel Dynamics 5.125% exercise price $17.25, expiration date 6/15/14		18,000	19,991
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32		340,000	333,200
Total Convertible Bonds (cost $3,085,897)			3,220,112

Corporate Bonds – 55.75%
Advertising – 0.19%
Interpublic Group
3.75% 2/15/23		370,000	372,968
4.00% 3/15/22		150,000	155,322
			528,290
Aerospace & Defense – 0.27%
•United Technologies 0.787% 6/1/15		750,000	757,803
			757,803
Auto Manufactures – 0.88%
#Daimler Finance North America 144A
•0.879% 1/9/15		350,000	351,379
•1.48% 9/13/13		1,290,000	1,294,164
2.25% 7/31/19		400,000	404,119
#•Volkswagen International Finance 144A 1.032% 3/21/14		400,000	402,001
			2,451,663
Auto Parts & Equipment – 0.46%
Delphi 6.125% 5/15/21		265,000	297,794
•Johnson Controls 0.708% 2/4/14		974,000	976,459
			1,274,253

Banking – 12.26%
•Abbey National Treasury Services 1.856% 4/25/14		785,000	790,903
#Banco Santander Mexico 144A 4.125% 11/9/22		300,000	303,000
Bancolombia 5.125% 9/11/22		117,000	120,101
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23		326,000	331,308
Bank of America
•0.537% 10/14/16		575,000	561,486
•1.354% 3/22/18		2,200,000	2,197,419
•1.696% 1/30/14		180,000	181,524
2.00% 1/11/18		1,035,000	1,039,471
•Bank of Montreal 0.746% 4/29/14		625,000	627,969
•Bank of Nova Scotia 0.68% 3/15/16		2,200,000	2,207,205
Barclays Bank 7.625% 11/21/22		400,000	409,000
BBVA U.S. Senior 4.664% 10/9/15		200,000	207,960
•Branch Banking & Trust
0.588% 5/23/17		750,000	738,873
0.60% 9/13/16		775,000	768,488
•Citigroup 5.35% 5/29/49		295,000	297,208
#•CoBank 144A 0.88% 6/15/22		75,000	67,868
•Fifth Third Bank
0.40% 5/17/13		700,000	699,992
0.697% 2/26/16		1,130,000	1,131,117
•Fifth Third Capital Trust IV 6.50% 4/15/37		50,000	50,344
•Goldman Sachs Group 1.476% 4/30/18		1,410,000	1,414,682
#HSBC Bank 144A 4.75% 1/19/21		330,000	385,550
JPMorgan Chase
•0.61% 6/13/16		2,290,000	2,251,923
3.375% 5/1/23		255,000	254,892
•5.15% 12/29/49		50,000	50,938
#144A 6.00% 6/19/13	BRL	25,000	329,007
Morgan Stanley
•1.538% 2/25/16	USD	930,000	935,775
•1.556% 4/25/18		1,735,000	1,736,267
2.125% 4/25/18		445,000	446,508
#•National Australia Bank 144A 0.998% 4/11/14		990,000	996,758
•National City Bank 0.651% 6/7/17		500,000	494,893
#•Nederlandse Waterschapsbank 144A 0.326% 10/27/14		600,000	600,105
•PNC Funding 0.476% 1/31/14		685,000	685,684
Regions Financial
2.00% 5/15/18		190,000	189,520
5.75% 6/15/15		140,000	152,555
•Royal Bank of Canada
0.65% 3/8/16		745,000	747,003
0.976% 10/30/14		1,100,000	1,109,896
#Sberbank 144A 6.125% 2/7/22		200,000	228,750
#Standard Chartered 144A
•1.242% 5/12/14		500,000	504,293
3.95% 1/11/23		205,000	209,859
SunTrust Bank
•0.578% 8/24/15		985,000	970,849
2.75% 5/1/23		200,000	201,112
•Svenska Handelsbanken 0.732% 3/21/16		615,000	615,443
•Toronto-Dominion Bank 0.826% 4/30/18		1,325,000	1,330,533
#Turkiye Halk Bankasi 144A 3.875% 2/5/20		200,000	202,000
•U.S. Bank 0.557% 10/14/14		920,000	920,729
•USB Capital IX 3.50% 10/29/49		440,000	413,600
•Wells Fargo 0.906% 4/23/18		2,600,000	2,606,988
Zions Bancorp 4.50% 3/27/17		315,000	344,593
			34,061,941

Beverages – 4.01%
#Anadolu Efes 144A 3.375% 11/1/22		400,000	395,000
Anheuser-Busch InBev Worldwide
•0.637% 7/14/14		350,000	351,510
5.375% 11/15/14		1,000,000	1,072,195
•Coca-Cola Enterprises 0.59% 2/18/14		550,000	551,335
Constellation Brands
3.75% 5/1/21		165,000	168,094
4.25% 5/1/23		110,000	113,163
#Corp Lindley 144A 4.625% 4/12/23		255,000	259,463
#Heineken 144A 1.40% 10/1/17		2,100,000	2,107,797
•PepsiCo 0.497% 2/26/16		2,890,000	2,900,952
#Pernod-Ricard 144A
2.95% 1/15/17		1,250,000	1,316,693
5.75% 4/7/21		305,000	367,361
#SABMiller Holdings 144A 1.85% 1/15/15		1,500,000	1,529,454
			11,133,017
Building & Materials – 0.15%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		175,000	193,375
#Cemex SAB 144A 9.50% 6/15/18		200,000	229,000
			422,375
Capital Goods – 0.61%
#Gerdau Trade 144A 4.75% 4/15/23		270,000	272,088
Precision Castparts 1.25% 1/15/18		1,180,000	1,186,835
#URS 144A 3.85% 4/1/17		220,000	231,812
			1,690,735
Chemicals – 0.86%
Cabot 2.55% 1/15/18		190,000	196,453
CF Industries 7.125% 5/1/20		250,000	313,017
Dow Chemical 8.55% 5/15/19		140,000	189,000
•duPont (E.I.) deNemours
0.704% 3/25/14		920,000	923,703
2.80% 2/15/23		50,000	51,469
LyondellBasell Industries 5.75% 4/15/24		270,000	325,982
Praxair 1.25% 11/7/18		175,000	175,227
#Uralkali 144A 3.723% 4/30/18		200,000	200,727
			2,375,578
Commercial Services – 0.75%
#ADT 144A
2.25% 7/15/17		1,600,000	1,621,640
4.125% 6/15/23		105,000	110,457
#Korea Expressway 144A 1.875% 10/22/17		200,000	199,622
Western Union 2.875% 12/10/17		145,000	148,537
			2,080,256
Diversified Financial Services – 5.64%
#•American Honda Finance 144A
0.518% 11/3/14		890,000	890,935
0.68% 6/18/14		250,000	250,840
#Banco BTG Pactual 144A 4.00% 1/16/20		200,000	192,500
•Bear Stearns 3.40% 4/24/14	AUD	100,000	103,443
Caterpillar Financial Services
•0.527% 2/26/16	USD	400,000	400,843
1.30% 3/1/18		1,000,000	1,006,409
#CDP Financial 144A 4.40% 11/25/19		250,000	290,339
#Crown Castle Towers 144A 4.883% 8/15/20		685,000	791,813
#ERAC USA Finance 144A
3.30% 10/15/22		200,000	204,572
5.25% 10/1/20		120,000	140,954
Ford Motor Credit 3.00% 6/12/17		310,000	321,630
General Electric Capital
•1.281% 3/15/23		1,050,000	1,052,439
•1.284% 9/23/13		168,000	168,639
3.10% 1/9/23		480,000	488,042
#144A 3.80% 6/18/19		250,000	271,261
•7.125% 12/15/49		200,000	234,531

#Hyundai Capital America 144A 4.00% 6/8/17	310,000	333,660
International Lease Finance 6.25% 5/15/19	360,000	405,450
Jefferies Group 5.125% 1/20/23	875,000	951,332
•John Deere Capital
0.38% 10/8/14	1,500,000	1,502,009
0.426% 4/25/14	500,000	500,951
#•MassMutual Global Funding II 144A 0.783% 9/27/13	300,000	300,698
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	310,000	316,975
• PACCER Financial
0.534% 6/5/14	670,000	671,765
0.563% 2/8/16	900,000	901,360
#Temasek Financial I 144A 2.375% 1/23/23	250,000	246,344
#Tenedora Nemak 144A 5.50% 2/28/23	400,000	416,500
•Toyota Motor Credit
0.43% 3/10/15	315,000	315,438
0.446% 1/23/15	1,720,000	1,722,902
#•USB Realty 144A 1.424% 12/22/49	300,000	269,250
		15,663,824
Electric – 5.01%
Ameren Illinois 9.75% 11/15/18	165,000	232,693
•Appalachian Power 0.665% 8/16/13	2,265,000	2,266,870
#APT Pipelines 144A 3.875% 10/11/22	85,000	85,971
•DTE Energy 0.987% 6/3/13	2,500,000	2,501,189
#•Electricite de France 144A 5.25% 12/29/49	515,000	519,003
Exelon Generation 4.25% 6/15/22	1,500,000	1,601,609
•Georgia Power 0.60% 3/15/16	2,100,000	2,102,701
Great Plains Energy 5.292% 6/15/22	270,000	312,037
•Integrys Energy Group 6.11% 12/1/66	410,000	434,949
Kansas City Power & Light 3.15% 3/15/23	170,000	175,392
LG&E & KU Energy 3.75% 11/15/20	350,000	379,118
#Metropolitan Edison 144A 3.50% 3/15/23	625,000	647,173
National Fuel Gas 3.75% 3/1/23	410,000	422,653
•NextEra Energy Capital Holdings 6.35% 10/1/66	530,000	562,893
•Northeast Utilities 1.03% 9/20/13	400,000	401,059
•PPL Capital Funding 6.70% 3/30/67	115,000	122,293
#Saudi Electricity Global Sukuk 2 144A 3.473% 4/8/23	200,000	203,610
SCANA 4.125% 2/1/22	305,000	325,160
•Southern California Edison 0.73% 9/15/14	440,000	442,475
•Wisconsin Energy 6.25% 5/15/67	155,000	169,101
		13,907,949
Electrical Components & Equipment – 0.08%
Energizer Holding 4.70% 5/24/22	215,000	232,275
		232,275
Electronics – 0.32%
National Semiconductor 6.60% 6/15/17	310,000	376,299
#Samsung Electronics America 144A 1.75% 4/10/17	500,000	508,740
		885,039
Food – 2.93%
#Aramark 144A 5.75% 3/15/20	1,300,000	1,368,250
#BFF International 144A 7.25% 1/28/20	100,000	121,375
#Brasil Foods 144A 5.875% 6/6/22	200,000	228,100
•Campbell Soup 0.574% 8/1/14	1,030,000	1,032,748
#Cosan Luxembourg 144A 5.00% 3/14/23	400,000	408,400
#ESAL 144A 6.25% 2/5/23	400,000	399,600
•General Mills
0.576% 1/29/16	770,000	770,942
0.64% 5/16/14	1,780,000	1,784,760
Ingredion 1.80% 9/25/17	500,000	503,100
•Kellogg 0.522% 2/13/15	1,520,000	1,522,295
		8,139,570

Forest Products & Paper – 0.13%
Georgia-Pacific 8.00% 1/15/24	250,000	352,688
		352,688
Gas – 0.32%
CenterPoint Energy 6.50% 5/1/18	150,000	185,446
•Sempra Energy 1.04% 3/15/14	700,000	703,360
		888,806
Healthcare Products – 0.19%
#CareFusion 144A 3.30% 3/1/23	335,000	343,314
Medtronic 2.75% 4/1/23	195,000	198,657
		541,971
Healthcare Services – 1.09%
•Quest Diagnostics 1.134% 3/24/14	1,115,000	1,120,456
WellPoint
2.375% 2/15/17	1,600,000	1,665,514
3.30% 1/15/23	245,000	253,211
		3,039,181
Housewares – 0.03%
Newell Rubbermaid 2.05% 12/1/17	75,000	75,810
		75,810
Insurance – 1.90%
American International Group 8.25% 8/15/18	700,000	909,783
•Berkshire Hathaway Finance 0.609% 1/10/14	820,000	822,059
•Chubb 6.375% 3/29/67	260,000	290,550
#ING U.S. 144A
2.90% 2/15/18	370,000	379,097
5.50% 7/15/22	185,000	210,756
#Liberty Mutual Group 144A 4.95% 5/1/22	120,000	133,817
#•MetLife Institutional Funding II 144A
0.65% 1/6/15	400,000	400,593
1.182% 4/4/14	1,150,000	1,159,516
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	109,109
#•New York Life Global Funding 144A 0.542% 4/4/14	485,000	486,516
•Prudential Financial 5.625% 6/15/43	365,000	384,163
		5,285,959
Internet – 0.42%
Amazon.com 2.50% 11/29/22	755,000	742,957
Baidu 3.50% 11/28/22	200,000	202,212
#Tencent Holdings 144A 3.375% 3/5/18	200,000	208,907
		1,154,076
Leisure – 0.11%
Carnival 1.20% 2/5/16	305,000	305,965
		305,965
Lodging – 0.04%
Wyndham Worldwide 2.50% 3/1/18	115,000	116,063
		116,063
Media – 1.47%
#COX Communications 144A 2.95% 6/30/23	180,000	179,992
Historic TW 6.875% 6/15/18	400,000	500,952
#Myriad International Holding 144A 6.375% 7/28/17	200,000	227,760
#NBCUniversal Enterprise 144A
•0.965% 4/15/18	2,135,000	2,151,596
1.974% 4/15/19	105,000	106,901
Time Warner Cable
5.85% 5/1/17	360,000	420,450
8.25% 4/1/19	125,000	164,240
Viacom 3.25% 3/15/23	320,000	328,435
		4,080,326
Mining – 0.50%
Barrick Gold
#144A 2.50% 5/1/18	130,000	130,773
3.85% 4/1/22	305,000	306,824
#144A 4.10% 5/1/23	150,000	150,611

#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	590,000	595,900
#Polyus Gold International 144A 5.625% 4/29/20	200,000	204,822
		1,388,930
Miscellaneous Manufacturing – 0.75%
•Danaher 0.532% 6/21/13	1,265,000	1,265,389
Tyco Electronics Group 1.60% 2/3/15	110,000	111,457
•VF 1.038% 8/23/13	700,000	701,614
		2,078,460
Oil & Gas – 3.84%
Apache
2.625% 1/15/23	400,000	397,440
5.625% 1/15/17	580,000	672,760
•BP Capital Markets 0.881% 3/11/14	983,000	987,944
#CNOOC Finance 2012 144A 3.875% 5/2/22	200,000	212,573
#Continental Resources 144A 4.50% 4/15/23	355,000	378,963
Ecopetrol 7.625% 7/23/19	185,000	236,800
#Gazprom 144A 3.85% 2/6/20	200,000	203,400
#Gazprom Neft 144A 4.375% 9/19/22	200,000	201,250
Lukoil International Finance 6.125% 11/9/20	200,000	230,000
Newfield Exploration 5.625% 7/1/24	1,095,000	1,182,600
Noble Holding International 3.95% 3/15/22	540,000	565,928
#Pertamina Persero 144A 4.875% 5/3/22	200,000	213,260
Petrohawk Energy 7.875% 6/1/15	450,000	460,134
Petroleos Mexicanos
#144A 3.50% 1/30/23	50,000	51,000
4.875% 1/24/22	290,000	330,600
#PTT 144A 3.375% 10/25/22	200,000	202,117
#•Schlumberger Investment 144A 0.83% 9/12/14	1,020,000	1,027,194
#Sinopec Capital 2013 144A
1.875% 4/24/18	235,000	235,110
3.125% 4/24/23	350,000	345,556
Statoil 2.45% 1/17/23	90,000	90,618
•Total Capital Canada
0.657% 1/15/16	1,796,000	1,807,906
0.658% 1/17/14	470,000	471,611
Weatherford International 4.50% 4/15/22	145,000	154,676
		10,659,440
Packaging & Containers – 0.02%
Rock Tenn 4.00% 3/1/23	50,000	52,061
		52,061
Pharmaceuticals – 1.35%
#AbbVie 144A
•1.056% 11/6/15	790,000	800,731
1.20% 11/6/15	1,500,000	1,512,778
•DENTSPLY International 1.79% 8/15/13	650,000	652,077
GlaxoSmithKline Capital 2.80% 3/18/23	215,000	221,561
#Mylan 144A 3.125% 1/15/23	180,000	179,619
#Zoetis 144A 3.25% 2/1/23	360,000	370,389
		3,737,155
Pipelines – 0.74%
El Paso Pipeline Partners Operating 6.50% 4/1/20	120,000	148,532
•Enbridge Energy Partners 8.05% 10/1/37	511,000	592,040
Energy Transfer Partners 8.50% 4/15/14	145,000	155,305
•Enterprise Products Operating 7.034% 1/15/68	250,000	290,295
Spectra Energy Capital 3.30% 3/15/23	130,000	132,689
Sunoco Logistics Partners Operations 3.45% 1/15/23	575,000	582,882
•TransCanada PipeLines 6.35% 5/15/67	135,000	144,254
		2,045,997
Real Estate – 1.26%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	88,415
American Tower 3.50% 1/31/23	125,000	126,541

#American Tower Trust I 144A
1.551% 3/15/18	495,000	502,245
3.07% 3/15/23	785,000	807,456
Boston Properties 3.125% 9/1/23	220,000	223,726
Digital Realty Trust 5.25% 3/15/21	310,000	353,876
Duke Realty 3.625% 4/15/23	180,000	183,616
Host Hotels & Resorts
3.75% 10/15/23	330,000	337,425
4.75% 3/1/23	40,000	43,700
5.25% 3/15/22	245,000	274,400
National Retail Properties 3.30% 4/15/23	265,000	265,668
#WEA Finance 144A 3.375% 10/3/22	85,000	87,950
Weingarten Realty Investors 3.50% 4/15/23	205,000	209,402
		3,504,420
Retail – 0.93%
Dollar General
1.875% 4/15/18	190,000	191,274
3.25% 4/15/23	260,000	261,295
4.125% 7/15/17	30,000	32,869
#QVC 144A 4.375% 3/15/23	360,000	369,425
#SACI Falabella 144A 3.75% 4/30/23	200,000	200,900
TJX 2.50% 5/15/23	135,000	135,585
•Walgreen 0.78% 3/13/14	1,200,000	1,203,103
#Wesfarmers 144A 1.874% 3/20/18	180,000	182,859
		2,577,310
Technology – 2.51%
Apple
•0.523% 5/3/18	4,200,000	4,199,999
2.40% 5/3/23	380,000	379,495
Fidelity National Information Services 3.50% 4/15/23	295,000	299,021
•Hewlett-Packard 0.687% 5/30/14	75,000	74,819
International Business Machines
1.25% 2/6/17	1,000,000	1,014,650
1.25% 2/8/18	500,000	507,367
Microsoft 2.125% 11/15/22	120,000	118,515
NetApp 3.25% 12/15/22	90,000	89,998
•Xerox 1.68% 9/13/13	300,000	300,938
		6,984,802
Telecommunications – 3.67%
America Movil SAB 3.125% 7/16/22	215,000	219,327
•AT&T 0.677% 2/12/16	2,200,000	2,207,885
•British Telecommunications 1.405% 12/20/13	300,000	301,989
CenturyLink 5.80% 3/15/22	225,000	238,577
#Digicel 144A 6.00% 4/15/21	200,000	201,000
#Digicel Group 144A 10.50% 4/15/18	200,000	222,500
#Lynx II 144A 6.375% 4/15/23	200,000	217,500
#Oi 144A 5.75% 2/10/22	205,000	216,788
#Qtel International Finance 144A 3.25% 2/21/23	200,000	198,000
#SBA Tower Trust 144A 2.24% 4/15/18	220,000	221,332
#SES 144A 3.60% 4/4/23	475,000	494,710
#TBG Global 4.625% 4/3/18	400,000	405,480
#Telefonica Chile 144A 3.875% 10/12/22	400,000	396,390
Telefonica Emisiones 3.192% 4/27/18	535,000	542,125
Verizon Communications
•#144A 0.481% 3/6/15	990,000	989,189
2.00% 11/1/16	385,000	398,418
#Vimpel Communications 144A 7.748% 2/2/21	200,000	229,250
#•VimpelCom Holdings 144A 4.284% 6/29/14	265,000	270,110
Virgin Media Secured Finance 6.50% 1/15/18	550,000	588,500
#Vivendi 144A
3.45% 1/12/18	55,000	57,246
6.625% 4/4/18	230,000	272,124
•Vodafone Group 0.675% 2/19/16	1,300,000	1,301,811
		10,190,251

Transportation – 0.06%
#Kansas City Southern de Mexico 144A
2.35% 5/15/20		80,000	80,481
3.00% 5/15/23		95,000	95,483
			175,964
Total Corporate Bonds (cost $152,856,913)			154,840,203

Municipal Bonds – 0.86%
•Connecticut State Series A 1.77% 3/1/21		750,000	763,388
•Kentucky Higher Education Student Loan Revenue Series A-1 0.799% 5/1/20		20,000	19,897
•Missouri Higher Education Loan Authority Student Revenue Series A-1 1.138% 8/27/29		48,007	48,637
•New Jersey Economic Development Authority Revenue (Build America Bonds) 1.28% 6/15/13		75,000	75,018
•New Mexico Educational Assistance Foundation Series A-3 1.487% 12/1/38		120,000	119,992
•North Texas Higher Education Authority Student Loan Revenue
Series A-1 1.384% 4/1/40		298,691	305,683
Series A-2 1.184% 7/1/30		75,000	75,121
•Oklahoma State Student Loan Authority Revenue
Series 1 1.437% 6/1/40		864,218	880,335
Series A-2A 1.487% 9/1/37		95,000	96,977
Total Municipal Bonds (cost $2,345,915)			2,385,048

Non-Agency Asset-Backed Securities – 4.86%
•Ally Master Owner Trust
Series 2010-4 A 1.269% 8/15/17		100,000	101,457
Series 2013-2 A 0.649% 4/15/18		290,000	290,001
#•Avenue CLO Fund Series 2007-6A A1 144A 0.503% 7/17/19		238,769	234,968
•Bank of America Credit Card Trust Series 2007-A6 A6 0.259% 9/15/16		1,000,000	1,000,237
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21		100,000	104,453
•Chase Issuance Trust
Series 2012-A10 A10 0.459% 12/16/19		700,000	700,000
Series 2013-A3 A3 0.479% 4/15/20		1,060,000	1,060,000
•Citibank Credit Card Issuance Trust Series 2008-A6 A6 1.399% 5/22/17		965,000	986,338
•Discover Card Master Trust
Series 2011-A1 A1 0.549% 8/15/16		525,000	526,046
Series 2013-A1 A1 0.499% 8/17/20		675,000	676,813
#•Ford Credit Floorplan Master Owner Trust Series 2010-3 A2 144A 1.899% 2/15/17		400,000	409,892
General Electric Capital Credit Card Master Note Trust
•Series 2011-1 A 0.749% 1/15/17		1,750,000	1,756,558
Series 2012-6 A 1.36% 8/17/20		100,000	101,115
•General Electric Dealer Floorplan Master Note Trust Series 2013-1A 0.599% 4/20/18		1,000,000	1,000,000
#•Golden Credit Card Trust Series 2012-3A A 144A 0.649% 7/17/17		765,000	768,281
#•LCM Series 6A A 144A 0.517% 5/28/19		500,000	488,235
#Master Credit Card Trust Series 2012-2A A 144A 0.788% 4/21/17		120,000	120,383
#•Mountain View CLO III Series 2007-3A A1 144A 0.493% 4/16/21		1,486,741	1,456,797
•Nissan Master Owner Trust Receivables Series 2013-A A 0.499% 2/15/18		360,000	360,000
#•NYLIM Flatiron CLO Series 2006-1A A 144A 0.495% 8/8/20		500,000	492,090
#•PFS Financing Series 2013-AA A 144A 0.749% 2/15/18		680,000	679,976
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.599% 10/15/15		80,000	81,563
#•Victoria Falls CLO Series 2005-1A A2 144A 0.62% 2/17/17		93,814	93,596
Total Non-Agency Asset-Backed Securities (cost $13,450,840)			13,488,799

ΔRegional Bond – 0.06%
Australia – 0.06%
New South Wales Treasury 3.75% 11/20/20	AUD	122,000	165,805
Total Regional Bond (cost $165,484)			165,805

«Senior Secured Loans – 32.87%
ABC Supply Tranche B 1st Lien 2.75% 4/5/20	USD	520,000	524,819
Air Medical Group Holdings Tranche B1 1st Lien 5.25% 5/26/18		179,550	184,263
Albertson's 1st Lien 4.50% 2/14/16		715,000	724,887

Alcatel-Lucent USA
Tranche B 1st Lien 5.25% 6/4/16	55,000	55,985
Tranche C 1st Lien 6.25% 12/4/18	694,288	712,946
Allied Security Holdings Tranche 2L 8.25% 1/21/18	150,000	151,688
ATI Holdings Tranche B 4.50% 1/31/20	239,400	243,440
Avaya
Tranche B-3 4.50% 10/27/17	108,472	101,498
Tranche B5 6.75% 3/31/18	173,599	173,946
Avis Budget Car Rental Tranche B 1st Lien 2.75% 3/15/19	145,000	147,266
Bausch & Lomb Tranche B 4.25% 4/17/19	977,613	985,708
Biomet Tranche B 3.75% 7/25/17	268,650	272,512
BJ's Wholesale Club 2nd Lien 8.50% 3/29/19	1,315,000	1,369,655
Blackboard 4.75% 10/4/18	1,022,388	1,042,835
Bombardier Recreational 1st Lien 3.75% 1/17/19	565,000	571,709
Bresnan Broadband Holdings 3.00% 12/14/17	1,007,750	1,014,552
Brickman Group Holdings Tranche B 4.25% 10/14/16	587,310	594,651
Burlington Coat Factory Warehouse 4.25% 5/1/17	1,076,044	1,091,911
Caesars Entertainment Operating Tranche B1 5.25% 1/28/18	556,477	506,510
Catalent Pharma Solutions 6.50% 12/31/17	90,000	91,181
Cemex 1st Lien 5.25% 2/14/17	440,000	435,600
Charter Communications
3.00% 4/10/20	2,555,000	2,552,939
Tranche C 3.25% 9/6/16	3,925	3,941
Tranche F 3.00% 1/31/20	2,478,254	2,480,837
Chrysler Group 4.75% 5/24/17	1,152,151	1,171,667
Clear Channel Communications Tranche B 3.65% 1/29/16	432,998	397,817
Community Health Systems 3.50% 1/25/17	2,440,000	2,467,443
Compass Investors Tranche B 4.00% 12/14/19	698,250	708,142
Crown Castle Operating Tranche B 2.50% 1/31/19	567,128	570,585
CSC Holdings Tranche B 2.50% 4/9/20	3,080,000	3,078,076
Davids Bridal Tranche B 3.75% 9/25/19	144,638	146,897
DaVita HealthCare Partners Tranche B2 3.00% 8/1/19	4,538,625	4,597,238
Delos Aircraft 3.75% 3/17/16	235,000	237,350
Delta Air Lines Tranche B 1st Lien 3.25% 4/15/17	1,159,562	1,177,439
Deltek
8.75% 8/28/17	25,000	25,555
1st Lien 3.75% 10/10/18	144,638	146,355
Dollar General 1.275% 6/25/18	720,000	721,012
Dynegy
Tranche B1 1st Lien 3.00% 4/16/20	105,769	105,994
Tranche B2 3.00% 4/16/20	169,231	169,590
Edward Cayman Islands II 1st Lien 3.50% 3/5/20	100,000	100,563
Emdeon
1st Lien 3.75% 11/2/18	175,000	176,987
Tranche B 3.75% 11/2/18	888,773	900,882
Energy Transfer Equity 3.00% 3/26/17	2,000,000	2,013,282
Equipower Resources Holdings
2nd Lien 8.50% 5/23/19	145,000	149,350
Tranche B 4.25% 12/21/18	210,518	214,399
Essar Steel Algoma 8.75% 9/12/14	176,182	180,073
First Data 4.00% 4/5/17	2,341,848	2,341,117
Flying Fortress 1st Lien 5.00% 6/30/17	2,200,000	2,222,000
Generac Power Systems Tranche B 5.00% 5/30/18	144,978	147,877
Getty Images Tranche B 3.50% 9/19/19	528,675	537,018
Gray Television 3.75% 10/11/19	1,354,775	1,375,096
Harrah's Las Vegas Propco 3.50% 2/13/15	145,000	133,445
Harrah's Operating Tranche B 7.50% 10/31/16	862,437	880,492
HCA Tranche B3 2.75% 5/1/18	2,855,000	2,864,582
HD Supply Tranche B 3.25% 10/12/17	1,496,231	1,517,506
Hologic Tranche B 3.50% 4/29/19	347,375	352,491
Hostess Brands 1st Lien 5.50% 3/12/20	620,000	636,663
Houghton International
1st Lien 4.00% 11/20/19	149,625	152,119
2nd Lien 8.25% 11/20/20	195,000	199,875

IASIS Healthcare Tranche B 3.25% 5/3/18	881,299	894,932
Immucor 3.75% 8/19/18	2,186,870	2,212,156
Ineos US Finance 5.25% 5/4/18	286,505	290,623
Infor US Tranche B2 4.00% 4/5/18	377,155	383,911
Intelsat Jackson Holdings Tranche B1 3.25% 4/2/18	2,433,885	2,472,420
Landry's 3.50% 4/24/18	850,089	863,371
Level 3 Financing Tranche B 1st Lien 3.25% 8/1/19	1,375,000	1,392,904
LTS Buyer
1st Lien 3.50% 3/15/20	175,000	177,113
2nd Lien 8.00% 3/15/21	520,000	533,000
MGM Resorts International Tranche B 3.25% 12/13/19	1,571,063	1,597,793
Michael Stores Tranche B 1st Lien 2.75% 1/16/20	1,000,000	1,011,071
Mission Broadcasting Tranche B 1st Lien 3.50% 12/3/19	31,200	31,785
MultiPlan Tranche B 3.00% 8/18/17	1,668,384	1,689,935
National Cinemedia 3.25% 11/26/19	104,000	104,780
NEP Broadcasting 2nd Lien 8.25% 7/3/20	394,286	412,357
Nexstar Broadcasting Group Tranche B 3.50% 7/19/19	73,800	75,184
Novelis 2.75% 3/10/17	135,654	138,028
NRG Energy 2.50% 7/1/18	920,946	933,705
Nuveen Investments
5.00% 5/15/17	435,826	440,911
7.00% 3/1/19	1,440,000	1,474,200
2nd Lien 6.50% 2/28/19	940,000	952,533
NXP Tranche C 3.50% 12/4/20	104,738	107,443
Offshore Group Investment 5.00% 10/17/17	599,625	608,619
OSI Restaurant Partners Tranche B 1st Lien 2.50% 10/26/19	394,875	397,672
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	944,000	962,880
Peninsula Gaming Tranche B 2.75% 5/16/17	229,425	233,249
Penn National Gaming Tranche B 1st Lien 3.75% 7/14/18	780,042	789,549
PQ Tranche B 4.50% 8/7/17	493,763	500,199
PVH Tranche B 2.50% 12/19/19	575,000	580,822
Ranpak 2nd Lien 8.50% 4/10/20	530,000	545,900
Remy International Tranche B 1st Lien 3.00% 3/5/20	186,070	186,767
Reynolds & Reynolds Tranche B 2.75% 4/21/18	285,672	287,457
Reynolds Group Holdings 1st Lien 3.75% 9/21/18	577,100	587,663
RGIS Services 4.25% 5/3/17	433,904	440,684
Rite Aid 2nd Lien 4.75% 8/3/20	595,000	618,552
RPI Finance Trust Tranche B 2.75% 5/10/18	1,150,460	1,163,762
Samson Investment 2nd Lien 4.75% 9/10/18	480,000	486,300
Seminole Tribe of Florida Tranche B 3.00% 4/11/20	1,000,000	1,008,275
Sensus USA 2nd Lien 7.25% 4/13/18	565,000	570,650
Seven Seas Cruises 3.50% 12/21/18	172,810	175,402
Smart & Final
1st Lien 4.50% 11/8/19	573,563	582,883
2nd Lien 9.25% 11/8/20	620,000	644,541
Sophia Tranche B 1st Lien 3.25% 1/29/18	222,369	225,635
Sourcehov
1st Lien 5.25% 4/30/18	375,000	373,125
2nd Lien 8.75% 4/30/19	45,000	44,550
Sprouts Farmers 3.50% 4/12/20	630,000	633,544
Station Casino Tranche B 4.00% 2/13/20	630,000	639,187
Sungard Data Systems 1st Lien 3.50% 12/4/19	79,800	81,034
SUPERVALU 1st Lien 6.25% 1/10/19	675,000	686,250
Surgery Center Holdings
4.75% 3/18/19	445,000	448,338
2nd Lien 8.50% 3/18/20	180,000	180,900
Swift Transportation Tranche B2 1st Lien 3.00% 12/21/17	200,742	204,380
Taminco Global Chemical Tranche B 3.25% 2/15/19	64,165	65,007
Termpur-Pedic International Tranche B 4.00% 9/27/19	361,095	367,527
TI Group Auto Systems Tranche B 4.25% 3/14/19	335,000	340,863
Topaz Power Holdings 4.00% 2/4/20	548,625	554,797

Truven Health Analytics Tranche B 5.75% 5/23/19		307,675	312,482
United Airlines Tranche B 1st Lien 3.00% 3/12/19		380,000	384,985
Univision Communications
3.50% 2/6/20		1,175,000	1,188,114
3.50% 2/22/20		373,848	378,086
4.25% 3/31/17		259,330	261,638
US Coatings Acquisition Tranche B 3.50% 2/1/20		350,000	354,958
US TelePacific 4.50% 2/10/17		540,917	541,593
Visant 4.00% 12/22/16		287,691	280,364
Warner Chilcott
Tranche B1 3.25% 3/15/18		266,776	271,144
Tranche B2 3.25% 3/15/18		195,862	199,068
Tranche B3 3.25% 3/15/18		146,466	148,863
Wide Open West Finance 3.75% 3/27/19		1,592,154	1,616,179
Windstream Tranche B3 3.00% 8/23/19		893,250	903,206
Yankee Cable Acquisition 4.00% 2/13/20		290,000	295,347
Yankee Candle 4.00% 3/2/19		144,414	145,732
Zayo Group Tranche B 1st Lien 3.50% 7/2/19		726,341	735,761
Total Senior Secured Loans (cost $90,434,531)			91,276,894

ΔSovereign Bonds – 1.47%
Australia – 0.06%
Australia Government Inflation-Linked Bond 4.00% 8/20/20	AUD	82,000	164,818
			164,818
Brazil – 0.16%
Brazil Notas do Tesouro Nacional Series B 6.00% 5/15/15	BRL	36,000	445,947
			445,947
Colombia – 0.09%
•Colombia Government International Bond 2.093% 11/16/15	USD	240,000	241,146
			241,146
Finland – 0.17%
#Municipality Finance 144A 1.125% 4/17/18		480,000	482,503
			482,503
Ireland – 0.16%
#VEB Finance 144A 6.025% 7/5/22		400,000	455,500
			455,500
Mexico – 0.18%
Mexican Bonos 7.75% 5/29/31	MXN	4,654,000	506,320
			506,320
Norway – 0.18%
#•Kommunalbanken 144A 0.469% 2/20/18	USD	500,000	499,885
			499,885
Sri Lanka – 0.08%
#Sri Lanka Government International Bond 144A 5.875% 7/25/22		200,000	212,500
			212,500
South Africa – 0.27%
South Africa Government Bond 10.50% 12/21/26	ZAR	2,272,000	337,136
South Africa Government Inflation-Linked Bond 2.75% 1/31/22	ZAR	3,055,316	407,413
			744,549
Sweden – 0.12%
•Svensk Exportkredit 0.576% 1/23/17	USD	340,000	341,587
			341,587
Total Sovereign Bonds (cost $4,118,062)			4,094,755

Supranational Bank – 0.12%
Andina de Fomento 4.375% 6/15/22		300,000	328,554
Total Supranational Bank (cost $325,907)			328,554

U.S. Treasury Obligation – 0.10%
U.S. Treasury Note 0.625% 4/30/18		285,000	284,310
Total U.S. Treasury Obligation (cost $284,265)			284,310

		Number of
		Shares
Preferred Stock – 0.37%
CoBank 6.125%		6,350	644,398
•PNC Financial Services Group 6.125%		5,000	143,500
Public Storage 5.20%		3,200	81,056
U.S. Bancorp 5.15%		6,000	150,000
Total Preferred Stock (cost $990,000)			1,018,954
		Principal
		Amount°
Short-Term Investments – 2.61%
≠Discount Note – 0.60%
Federal Home Loan Bank 0.085% 5/24/13	USD	1,662,140	1,662,130
			1,662,130
≠Discounted Commercial Paper – 0.18%
•JPMorgan Chase 0.298% 9/3/13		500,000	500,142
			500,142
Repurchase Agreements – 0.22%
Bank of America 0.11%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $153,119
(collateralized by U.S. government obligations 4.50%
5/15/38; market value $156,181)		153,118	153,118

BNP Paribas 0.14%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $451,884
(collateralized by U.S. government obligations 0.25%-0.875%
3/31/15-1/31/17; market value $460,920)		451,882	451,882
			605,000
≠U.S. Treasury Obligations – 1.61%
U.S. Treasury Bills
0.03% 5/30/13		2,635,523	2,635,480
0.065% 5/9/13		1,845,845	1,845,832
			4,481,312
Total Short-Term Investments (cost $7,248,332)			7,248,584

Total Value of Securities – 100.80%
(cost $276,899,582)			279,955,560

«Liabilities Net of Receivables and Other Assets – (0.80%)			(2,219,570)
Net Assets Applicable to 32,016,104 Shares Outstanding – 100.00%			$277,735,990

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $51,202,467, which represented 18.44% of the Fund’s net assets. See Note 5 in "Notes."
«Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2013.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
«Includes foreign currency valued at $247,999 with a cost of $240,846.

The following foreign currency exchange contracts and swap contracts were outstanding at April 30, 2013:1

Foreign Currency Exchange Contracts

					Unrealized
	Contracts to				Appreciation
Counterparty	Receive (Deliver)		In Exchange For	Settlement Date	(Depreciation)
BAML	BRL	2,155,707	(1,068,504)	5/10/13	$7,663
BAML	EUR	(336,327)	437,957	5/10/13	(4,998)
BAML	INR	53,933,797	(1,001,543)	5/10/13	1,068
BNP	IDR	7,716,427,675	(793,463)	5/10/13	(313)
CS	MXN	8,029,725	(658,871)	5/10/13	1,831
HSBC	BRL	1,577,960	(793,463)	5/10/13	(5,717)
HSBC	EUR	48,310	(62,830)	5/10/13	795
JPMC	EUR	(387,241)	503,879	5/10/13	(6,132)
MNB	BRL	(315,121)	157,560	5/1/13	78
MSC	AUD	(231,233)	240,272	5/10/13	745
MSC	INR	34,777,903	(631,155)	5/10/13	15,354
TD	GBP	1,043	(1,606)	5/10/13	14
TD	INR	43,055,683	(793,463)	5/10/13	6,928
TD	MXN	3,969,890	(325,414)	5/10/13	1,237
					$18,553

Swap Contracts
CDS Contracts

						Unrealized
	Swap			Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY. 20	USD	470,000	5.00%	6/20/18	$(14,967)
BCLY	ITRAXX Europe Subordinate
	Financials 18.1 5 yr	EUR	345,000	5.00%	12/20/17	(28,747)
JPMC	CDX.NA.IG. 20	USD	5,000,000	1.00%	6/20/18	(37,337)
JPMC	ITRAXX Europe Crossover S19 V1	EUR	460,000	5.00%	6/20/18	(21,927)
JPMC	ITRAXX Europe Subordinate
	Financials 18.1 5 yr	EUR	215,000	5.00%	12/20/17	(15,046)
	Financials S19 V1	EUR	1,600,000	5.00%	6/20/18	(67,067)
						(185,091)

Interest Rate Swap Contracts

			Fixed Interest	Floating Interest		Unrealized
Counterparty &		Notional	Rate Received	Rate Received	Termination	Appreciation
Referenced Obligation		Value	(Paid)	(Paid)	Date	(Depreciation)
JPMC
7 yr	USD	9,500,000	(1.40%)	0.283%	3/6/20	$(84,410)
10 yr		22,000,000	(1.93%)	0.28%	4/8/23	(187,304)
MSC
3 yr		17,300,000	(0.488%)	0.28%	4/8/16	(21,932)
5 yr		16,900,000	(0.913%)	0.283%	3/6/18	(87,954)
						$(381,600)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
CS – Credit Suisse
EUR – European Monetary Unit

GBP – British Pound Sterling
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swap
JPMC – JPMorgan Chase Bank
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
REMIC – Real Estate Mortgage Investment Conduit
TD – Toronto Dominion Bank
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Diversified Floating Rate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividend daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$276,929,584
Aggregate unrealized appreciation	$3,460,500
Aggregate unrealized depreciation	(464,524)
Net unrealized appreciation	$2,995,976

For federal income tax purposes, at July 31, 2012, capital loss carryforwards of $37,551 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $37,551 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At July 31, 2012, short-term losses of $1,432,790 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	$-	$14,092,341	$1,000,000	$15,092,341
Corporate Debt	-	249,337,209	-	249,337,209
Foreign Debt	-	4,589,114	-	4,589,114
Municipal Bonds	-	2,385,048	-	2,385,048
U.S. Treasury Obligation	-	284,310	-	284,310
Preferred Stock	374,556	644,398	-	1,018,954
Short-Term Investments	-	7,248,584	-	7,248,584
Total	$374,556	$278,581,004	$1,000,000	$279,955,560

Foreign Currency Exchange
Contracts	$-	$18,553	$-	$18,553
Swap Contracts	-	(566,691)	-	(566,691)

During the period ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Options Contracts – During the period ended April 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended April 30, 2013.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swap contracts to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended April 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended April 30, 2013, The Fund did not enter into any CDS contracts as a seller of protection. The Fund posted $820,000 in cash collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended April 30, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: